ALLSTATE VARIABLE ANNUITY II

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-256-9392                 PROSPECTUS DATED MAY 1, 2001
--------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the Allstate Variable Annuity II, an individual flexible premium deferred variable annuity contract ("CONTRACTS"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 34 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTION") and 32 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Variable Annuity Account II ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):

             - AIM VARIABLE INSURANCE FUNDS

             - ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)

             - MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

             - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

             - PUTNAM VARIABLE TRUST (CLASS IB SHARES)

             - VAN KAMPEN LIFE INVESTMENT TRUST

WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page B-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

--------------------------------------------------------------------------------






                                  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED
                                  IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS
                                  PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
        IMPORTANT
         NOTICES                  INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                  THE CONTRACTS ARE AVAILABLE ONLY IN NEW YORK.



                                  1 PROSPECTUS


TABLE OF CONTENTS

-------------------------------------------------------------------

                                                                     PAGE
---------------------------------------------------------------------------
OVERVIEW
---------------------------------------------------------------------------
       Important Terms                                                    3
---------------------------------------------------------------------------
        The Contract At A Glance                                          4
---------------------------------------------------------------------------
        How the Contract Works                                            6
---------------------------------------------------------------------------
        Expense Table                                                     7
---------------------------------------------------------------------------
        Financial Information                                            12
---------------------------------------------------------------------------
CONTRACT FEATURES
---------------------------------------------------------------------------
      The Contract                                                       13
---------------------------------------------------------------------------
        Purchases                                                        14
---------------------------------------------------------------------------
        Contract Value                                                   15
---------------------------------------------------------------------------
        Investment Alternatives                                          16
---------------------------------------------------------------------------
                The Variable Sub-Accounts                                16
---------------------------------------------------------------------------
                The Fixed Account Options                                18
---------------------------------------------------------------------------
                Transfers                                                19
---------------------------------------------------------------------------
        Expenses                                                         20
---------------------------------------------------------------------------
        Access To Your Money                                             22
---------------------------------------------------------------------------
        Income Payments                                                  23
---------------------------------------------------------------------------
        Death Benefits                                                   24
----------------------------------------------------------------------------




----------------------------------------------------------------------------

                                                                         PAGE



OTHER INFORMATION
---------------------------------------------------------------------------
      More Information                                                   27
---------------------------------------------------------------------------
                Allstate New York                                        27
---------------------------------------------------------------------------
                The Variable Account                                     27
---------------------------------------------------------------------------
                The Funds                                                27
---------------------------------------------------------------------------
                The Contract                                             28
---------------------------------------------------------------------------
                Qualified Plans                                          28
---------------------------------------------------------------------------
                Legal Matters                                            28
---------------------------------------------------------------------------
        Taxes                                                            29
---------------------------------------------------------------------------
        Performance Information                                          32
---------------------------------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                  A-1
---------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   A-8
----------------------------------------------------------------------------



                                  2 PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------
This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.





                                                                        PAGE
-------------------------------------------------------------------------------
Accumulation Phase                                                       6
-------------------------------------------------------------------------------
Accumulation Unit                                                       15
-------------------------------------------------------------------------------
Accumulation Unit Value                                                 15
-------------------------------------------------------------------------------
Allstate New York ("We")                                                27
-------------------------------------------------------------------------------
Annuitant                                                               13
-------------------------------------------------------------------------------
Automatic Additions Program                                             14
-------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 20
-------------------------------------------------------------------------------
Beneficiary                                                             13
-------------------------------------------------------------------------------
Cancellation Period                                                     14
-------------------------------------------------------------------------------
Contract                                                                28
-------------------------------------------------------------------------------
Contract Anniversary                                                     5
-------------------------------------------------------------------------------
Contract Owner ("You")                                                  13
-------------------------------------------------------------------------------
Contract Value                                                          15
-------------------------------------------------------------------------------
Contract Year                                                            4
-------------------------------------------------------------------------------
Death Benefit Anniversary                                               24
-------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           19
-------------------------------------------------------------------------------
Dollar Cost Averaging Fixed Account Options                             18
-------------------------------------------------------------------------------
Due Proof of Death                                                      24
-------------------------------------------------------------------------------
Fixed Account Options                                                   18
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------


                                                                        PAGE
Free Withdrawal Amount                                                  21
-------------------------------------------------------------------------------
Funds                                                                   27
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Guarantee Periods                                                       18
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Income Plan                                                             23
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Investment Alternatives                                                 16
-------------------------------------------------------------------------------
Issue Date                                                               6
-------------------------------------------------------------------------------
Payout Phase                                                             6
-------------------------------------------------------------------------------
Payout Start Date                                                       23
-------------------------------------------------------------------------------
Performance Death Benefit Option                                        25
-------------------------------------------------------------------------------
Portfolios                                                              27
-------------------------------------------------------------------------------
Qualified Contracts                                                     30
-------------------------------------------------------------------------------
Right to Cancel                                                         14
-------------------------------------------------------------------------------
SEC                                                                      1
-------------------------------------------------------------------------------
Settlement Value                                                        25
-------------------------------------------------------------------------------
Systematic Withdrawal Program                                           22
-------------------------------------------------------------------------------
Valuation Date                                                          14
-------------------------------------------------------------------------------
Variable Account                                                        27
-------------------------------------------------------------------------------
Variable Sub-Account                                                    16
--------------------------------------------------------------------------------



                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE

-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS                                       You can purchase a Contract with as little as $1000 (we
                                                        reserve  the right to change  the  minimum to $4000  other  than for
                                                        "QUALIFIED CONTRACTS",  which are Contracts  issued with QUALIFIED  PLANS).
                                                        You can add to your  Contract  as often and as much as you like,  but each payment  must be at least $25.  You must  maintain a minimum  account size of $500.  We reserve the right to change  the minimum.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                                         You may  cancel  your  Contract  within 10 days  after  receipt
                                                        ("CANCELLATION  PERIOD ".) Upon  cancellation  , we will  return  your purchase payments  adjusted,  to the  extent  applicable  law  permits, to  reflect  the investment  experience  of  any  amounts  allocated  to the  Variable  Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                                You will bear the following  expenses:
                                                        - Total Variable Account annual fees  equal to 1.35% of  average  daily net  assets  (1.48% if you  select  the PERFORMANCE DEATH BENEFIT OPTION)

                                                        - Annual contract  maintenance charge of $30

                                                        - Withdrawal  charges ranging from 0% to 6% of purchase  payments withdrawn (with certain  exceptions)

                                                        -  Transfer  fee of $25  after  the 12th  transfer  in any CONTRACT YEAR
                                                        (fee  currently  waived)

                                                        - State  premium tax (New York  currently does not impose one)

                                                        In addition, each  Portfolio  pays  expenses that you will bear directly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                                 The Contract  offers 34  investment  alternatives  including:

                                                        - 2 Fixed Account Options (which credit interest at rates we guarantee)

                                                        - 32 Variable Sub-Accounts investing  in  Portfolios  offering professional  money  management  by  these investment advisers:

                                                                - AIM ADVISORS, INC.

                                                                - ALLIANCE CAPITAL MANAGEMENT,  L.P.

                                                                - MORGAN STANLEY DEAN WITTER  ADVISORS,  INC.

                                                                - MORGAN STANLEY ASSET  MANAGEMENT

                                                                - PUTNAM  INVESTMENT  MANAGEMENT,  INC.

                                                                - VAN KAMPEN ASSET MANAGEMENT INC.

                                                        To find out current  rates being paid on the Fixed Account  Options,  or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-256-9392.

                                  4 PROSPECTUS




-------------------------------------------------------------------------------------------------------
SPECIAL  SERVICES                                       For your  convenience,  we offer these special services:

                                                        -  AUTOMATIC  ADDITIONS  PROGRAM

                                                        - DOLLAR  COST  AVERAGING  PROGRAM

                                                        - SYSTEMATIC   WITHDRAWAL  PROGRAM

                                                        -  AUTOMATIC  PORTFOLIO   REBALANCING  PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                                         You can choose fixed income  payments,  variable incom payments, or a combination of the two. You can receive your income  payments in one of the following ways:

                                                        - life income with guaranteed  payments for 10 years

                                                        - joint and survivor  life income  payments

                                                        -  guaranteed  payments  for a specified  period
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                                          If you or the ANNUITANT die before the PAYOUT START DATE, we will pay the death  benefit  described in the  Contract.  We also offer a
                                                        Performance Death Benefit Option.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                               Before the Payout Start Date,  you may transfer your  Contract  Value
                                                        ("CONTRACT VALUE") among the investment alternatives, with certain restrictions.  Transfers  must  be at  least  $100  or  the  total  amount in  the  investment alternative, whichever is less. Transfers to the Fixed
                                                        Account for any GUARANTEE PERIOD must be at least $500.

                                                        We do not currently impose a fee upon transfers.  However,  we reserve the right to charge $25 per  transfer  after the 12th  transfer in each
                                                        "Contract  Year", which we measure from the date we issue your Contract or a Contract  anniversary ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                             You may withdraw some or all of your Contract Value at any time before the Payout Start Date.  Withdrawals are also available under limited circumstnaces  after the Payout  Start Date.  In general,  you must withdraw at least $100 at a time. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge may also apply.



                                  5 PROSPECTUS

HOW THE CONTRACT WORKS

-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 34 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATON PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE")and continues until the "Payout Start Date," which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the two Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 23. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.






ISSUE           ACCUMULATION PHASE       PAYOUT START      PAYOUT
DATE                                          DATE          PHASE
------------------------------------------------------------------------------------------------------------
You buy           You save for           You elect to receive  You can receive       Or you can
a Contract        retirement             income                income payments       receive income
                                         payments or receive   for a set period      payments for life
                                         a lump sum payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "THE CONTRACT". In addition, if you die before the Payout Start Date, we will pay a death benefit to the surviving Contract owner or, if none, your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-256-9392 or write your Morgan Stanley Financial Advisor if you have any question about how the Contract works.
                                  6 PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------
The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*


Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:  0   1   2   3   4   5   6+


-----------------------------------------------------------------------------------------------------------
Applicable Charge:                                                               6%  5%  4%  3%  2%  1%  0%
-----------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                          $30.00
-----------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                $25.00**
------------------------------------------------------------------------------------------------------------




*During each Contract Year you may withdraw up to 15% of the aggregate purchase payments as of the Issue Date or most recent Contract Anniversary, without incurring a Withdrawal Charge.

**Applies solely to the 13th and subsequent transfers within a Contract Year. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNTS)




(BASIC CONTRACT)
Mortality and Expense Risk Charge               1.25%
-------------------------------------------------------
Administrative Expense Charge                   0.10%
-------------------------------------------------------
Total Variable Account Annual Expenses          1.35%

-------------------------------------------------------

(WITH THE PERFORMANCE DEATH BENEFIT OPTION)
Mortality and Expense Risk Charge               1.38%
-------------------------------------------------------
Administrative Expense Charge                   0.10%
-------------------------------------------------------
Total Variable Account Annual Expenses          1.48%
-------------------------------------------------------









                                  7 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)






                                                    Management        Rule 12b-1        Other         Total Portfolio
                                                         Fees             Fees          Expenses       Annual Expenses
 Portfolio
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund                     0.61%            N/A                0.21%             0.82%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                   0.61%            N/A                0.22%             0.83%
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                    0.61%            N/A                0.23%             0.84%
--------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity Portfolio                            0.75%            N/A                0.07%             0.82%
--------------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                               0.65%            N/A                0.04%             0.69%
--------------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas" Portfolio                0.65%            N/A                0.06%             0.71%
--------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                              0.53%            N/A                0.01%             0.54%
--------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                       0.49%            N/A                0.01%             0.50%
--------------------------------------------------------------------------------------------------------------------------------
European Growth Portfolio                              0.94%            N/A                0.06%             1.00%
--------------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                       0.75%            N/A                0.05%             0.80%
--------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                   0.50%            N/A                0.04%             0.54%
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                               0.75%            N/A                0.06%             0.81%
--------------------------------------------------------------------------------------------------------------------------------
Information Portfolio (2)                              0.00%            N/A                0.00%             0.00%
--------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                 0.50%            N/A                0.02%             0.52%
--------------------------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                          0.50%            N/A                0.02%             0.52%
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio                              0.45%            N/A                0.53%             0.98%
--------------------------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                   0.50%            N/A                0.02%             0.52%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                0.40%            N/A                0.05%             0.45%
--------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                    0.64%            N/A                0.02%             0.66%
--------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.(3)
Emerging Markets Equity Portfolio                      1.09%            N/A                0.71%             1.80%
--------------------------------------------------------------------------------------------------------------------------------
Equity Growth Portfolio                                0.48%            N/A                0.37%             0.85%
--------------------------------------------------------------------------------------------------------------------------------
International Magnum Portfolio                         0.50%            N/A                0.68%             1.18%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                                0.53%            N/A                0.52%             1.05%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                             0.74%            N/A                0.36%             1.10%
--------------------------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                               0.95%            N/A                0.26%             1.21%
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B
    SHARES)(4)
Alliance Growth Portfolio                              0.75%            0.25%              0.08%             1.08%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                   0.63%            0.25%              0.07%             0.95%
--------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                      1.00%            0.25%              0.05%             1.30%
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income Fund                       0.46%            0.15%              0.04%             0.65%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                    0.80%            0.15%              0.17%             1.12%
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                 0.51%            0.15%              0.05%             0.71%
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth Portfolio               0.70%             N/A               0.05%             0.75%
---------------------------------------------------------------------------------------------------------------------------------




(1)     Figures shown in the Table are for the year ended December 31, 2000
        (except as otherwise noted).

(2) The investment manager has agreed to assume all operating expenses and to waive the compensation provided for in its investment management agreement until such time as the Portfolio has $50 million of net assets or December 31, 2001, whichever occurs first. If the investment manager had not assumed and waived these expenses, the annualized ratio of expenses to average net assets would have been 0.75% for "Management Fees" and 1.07% for "Other Expenses" and 1.82% for "Total Portfolio Annual
        Expenses."

                                  8 PROSPECTUS

(3) Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

Emerging Markets Equity Portfolio                   1.25%           N/A                  0.71%                  1.96%
----------------------------------------------------------------------------------------------------------------------------------
Equity Growth Portfolio                             0.55%           N/A                  0.37%                  0.92%
----------------------------------------------------------------------------------------------------------------------------------
International Magnum Portfolio                      0.80%           N/A                  0.68%                  1.48%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                             0.75%           N/A                  0.52%                  1.27%
----------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio                          0.80%           N/A                   0.36%                 1.16%
-----------------------------------------------------------------------------------------------------------------------------------




The Portfolio's Advisor may discontinue all or part of these reductions and reimbursements at any time. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excluded from the total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses", respectively, Other Expenses would be increased as follows: Emerging Markets Equity Portfolio 0.05% and International Magnum Portfolio 0.03%.

(4) Class B of the Alliance Variable Products Series Fund, Inc. has a distribution plan or "Rule 12b-1" plan as described in the Fund's prospectus.

                                  9 PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

-   invested $1,000 in a Variable Sub-Account,

-   earned a 5% annual return on your investment

- surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

-   elected the Performance Death Benefit Option

THE EXAMPLE ASSUMES THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLE DOES NOT INCLUDE DEDUCTIONS FOR PREMIUM TAXES BECAUSE NEW YORK DOES NOT CHARGE PREMIUM TAXES ON ANNUITIES.




Variable Sub-Accounts                                         1 Year            3 Year            5 Year         10 Year
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                                   $67              $100              $136        $271
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                 $67              $100              $136        $272
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                  $67              $101              $137        $273
--------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                                      $68              $104              $142        $285
--------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                 $69              $108              $149        $298
--------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth                                         $72              $115              $160        $320
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                               $67              $100              $136        $271
--------------------------------------------------------------------------------------------------------------------------
Capital Growth                                                  $65              $ 96              $129        $258
--------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas"                                   $66              $100              $136        $260
--------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                                 $64              $100              $136        $242
--------------------------------------------------------------------------------------------------------------------------
Equity                                                          $63              $ 90              $119        $238
--------------------------------------------------------------------------------------------------------------------------
European Growth                                                 $69              $105              $145        $290
--------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                                          $66              $ 99              $135        $269
--------------------------------------------------------------------------------------------------------------------------
High Yield                                                      $64              $ 91              $121        $242
--------------------------------------------------------------------------------------------------------------------------
Income Builder                                                  $67              $100              $135        $270
--------------------------------------------------------------------------------------------------------------------------
Information                                                     $58             $ 74               $ 93        $184
--------------------------------------------------------------------------------------------------------------------------
Money Market                                                    $64             $ 91               $120        $240
--------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                                             $64             $ 91               $120        $240
--------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                                                 $68             $105               $144        $288
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                   $63             $ 89               $117        $233
--------------------------------------------------------------------------------------------------------------------------
Strategist                                                      $64             $ 91               $120        $240
--------------------------------------------------------------------------------------------------------------------------
Utilities                                                       $65             $ 95               $128        $255
--------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                                         $77             $130               $185        $367
--------------------------------------------------------------------------------------------------------------------------
Equity Growth                                                   $67             $101               $137        $274
--------------------------------------------------------------------------------------------------------------------------
International Magnum                                            $70             $111               $154        $308
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                   $69             $107               $148        $295
--------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                                $70             $109               $150        $300
--------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                                  $71             $112               $156        $311
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB SHARES)
Putnam VT Growth and Income                                     $66             $ 98               $132        $264
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth                                  $71             $112               $156        $312
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                                               $67             $100               $135        $270
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                                  $66             $ 98               $132        $264
---------------------------------------------------------------------------------------------------------------------------



                                  10 PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.



Variable Sub-Accounts                             1 Year              3 Year            5 Year                  10 Year

---------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                     $24                   $ 74            $127                    $271
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                   $24                   $ 75            $128                    $272
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                    $24                   $ 75            $128                    $273
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)
Alliance Growth and Income                        $26                   $ 78            $134                    $285
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                   $27                   $ 82            $141                    $298
---------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth                           $29                   $ 89            $152                    $320
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Aggressive Equity                                 $24                   $ 74            $127                    $271
---------------------------------------------------------------------------------------------------------------------------
Capital Growth                                    $23                   $ 70            $121                    $258
---------------------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas"                     $23                   $ 71            $122                    $260
---------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                   $21                   $ 66            $113                    $242
---------------------------------------------------------------------------------------------------------------------------
Equity                                            $21                   $ 65            $111                    $238
---------------------------------------------------------------------------------------------------------------------------
European Growth                                   $26                   $ 80            $136                    $290
---------------------------------------------------------------------------------------------------------------------------
Global Dividend Growth                            $24                   $ 74            $126                    $269
---------------------------------------------------------------------------------------------------------------------------
High Yield                                        $21                   $ 66            $113                    $242
---------------------------------------------------------------------------------------------------------------------------
Income Builder                                    $24                   $ 74            $127                    $270
---------------------------------------------------------------------------------------------------------------------------
Information                                       $16                   $ 49            $ 84                    $184
---------------------------------------------------------------------------------------------------------------------------
Money Market                                      $21                   $ 65            $112                    $240
---------------------------------------------------------------------------------------------------------------------------
Quality Income Plus                               $21                   $ 65            $112                    $240
---------------------------------------------------------------------------------------------------------------------------
Short-Term Bond                                   $26                   $ 79            $135                    $288
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                     $20                   $ 63            $108                    $233
---------------------------------------------------------------------------------------------------------------------------
Strategist                                        $21                   $ 65            $112                    $240
---------------------------------------------------------------------------------------------------------------------------
Utilities                                         $23                   $ 70            $119                    $255
---------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Emerging Markets Equity                           $34                   $104            $177                    $367
---------------------------------------------------------------------------------------------------------------------------
Equity Growth                                     $25                   $ 75            $129                    $274
---------------------------------------------------------------------------------------------------------------------------
International Magnum                              $28                   $ 85            $146                    $308
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     $27                   $ 82            $139                    $295
---------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                  $27                   $ 83            $142                    $300
---------------------------------------------------------------------------------------------------------------------------
Pacific Growth                                    $28                   $ 86            $147                    $311
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIBLE TRUST (CLASS 1B SHARES)
Putnam VT Growth and Income                       $23                   $ 72            $124                    $264
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth                    $28                   $ 87            $148                    $312
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager                                 $24                   $ 74            $127                    $270
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Emerging Growth                    $23                   $ 72            $124                    $264
----------------------------------------------------------------------------------------------------------------------------



PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OR RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO EXAMPLE 1 ARE IN EFFECT FOR THE TIME PERIODS PRESENTED ABOVE. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE PERFORMANCE DEATH BENEFIT OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.38%. IF THAT OPTION WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN AVERAGE CONTRACT SIZE OF $47,319.

                                  11 PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain additional detail on each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.

                                  12 PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Owner, while the Annuitant is alive,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner, or if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The age of the oldest Contract Owner cannot exceed 90 as of the date we receive the completed application or request to change or select a new Contract Owner.

You can use the Contract with or without a qualified plan. A "qualified plan" is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page 30.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant only if the Contract owner is a natural person. The age of the oldest Annuitant cannot exceed 80 as of the date we receive the completed application or request to change or select a new Annuitant. You may designate a joint Annuitant, who is a second person on whose life income payments depend, prior to the Payout Start Date.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries while the Annuitant is living by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice. Until we receive your written notice to change a Beneficiary we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living when the death benefit becomes payable, the new Beneficiary will be:

- your spouse, if he or she is still alive, otherwise

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract Owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent except to conform the Contract to applicable law or

                                  13 PROSPECTUS
changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You can purchase a Contract with as little as $1,000 (we reserve the right to change the minimum to $4,000, other than for Qualified Contracts). All subsequent purchase payments must be $25 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the amount of purchase payments we will accept. We reserve the right to reject any application.

AUTOMATIC ADDITIONS PLAN
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active Assets-TM- Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100 ($500 for payments allocated to a Guarantee Period). You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates". Our business day closes when the New York Stock Exchange does, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel the Contract within the Cancellation Period, which is the 10 day period after you receive the Contract. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We will return your purchase payments allocated to the Variable Account after an adjustment to the extent applicable law permits to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your contract is qualified under
Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

                                  14 PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Portfolio in which the Variable Sub-Accoun invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We determine a separate set of Accumulation Unit Values reflecting the cost of the Performance Death Benefit Option.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                                  15 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------
You may allocate your purchase payments to up to 32 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below. For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


Portfolio:                                                       Each Portfolio Seeks:                Investment Adviser:
AIM VARIABLE INSURANCE FUNDS*
AIM V.I. Capital Appreciation Fund                               Growth of capital
AIM V.I. Growth Fund                                             Growth of capital                       AIM Advisors, Inc.
AIM V.I. Value Fund                                              Long-term growth of capital. Income
                                                                 is a secondary objective.
ALLIANCE VARIABLE PRODUCTS SERIES FUND
Growth Portfolio                                                 Long-term growth of capital.
                                                                 Current income is incidental to the
                                                                 Portfolio's objective
Growth and Income Portfolio                                      Reasonable current income and            Alliance Capital
                                                                 reasonable opportunity for               Management, L.P.
                                                                 appreciation
Premier Growth Portfolio                                         Growth of capital by pursuing
                                                                 aggressive investment policies

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
Money Market Portfolio                                           High current income, preservation
                                                                 of capital, and liquidity
Quality Income Plus Portfolio                                    High current income and, as a
                                                                 secondary objective, capital appreciation when consistent with its primary objectiv
Short-Term Bond Portfolio                                        High current income consistent with
                                                                 preservation of Capital
High Yield Portfolio                                             High current income and, as a Secondary
                                                                 objective, capital Appreciation  when consistent
                                                                 when consistent with its primary Advisors,
                                                                 objective
Information Portfolio                                            Long-term capital appreciation
Utilities Portfolio                                              Capital appreciation and current
                                                                 income.
Income Builder Portfolio                                         Reasonable income and, as a
                                                                 secondary objective, growth of capital
Dividend Growth Portfolio                                        Reasonable current income and
                                                                 long-term growth of income and capital
Capital Growth Portfolio                                         Long-term capital growth                       Morgan Stanley
Global Dividend Growth Portfolio                                 Reasonable current income and                   Dean Witter
                                                                 long-term growth of income and capital         Advisors, Inc.
European Growth Portfolio                                        To maximize the capital
                                                                 appreciation on its investments
Pacific Growth Portfolio                                         To maximize the capital
                                                                 appreciation of its investments
Aggressive Equity Portfolio                                      Capital growth
Equity Portfolio                                                 Growth of capital and, as a
                                                                 secondary objective, income when consistent with its Primary objective.
S&P 500 Index Portfolio                                          Investment results that, before
                                                                 expenses, correspond to the total return of the Standard and
                                                                 Poor's 500 Composite Stock Price Index
Competitive Edge Best Ideas                                      Long-term capital growth
Portfolio
Strategist Portfolio                                             High total investment return









                                  16 PROSPECTUS

Portfolio:                                                       Each Portfolio Seeks:                Investment Adviser:
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Equity Growth Portfolio                                          Long-term capital appreciation
U.S. Real Estate Portfolio                                       Above-average current income and
                                                                 long-term capital appreciation
International Magnum Portfolio                                   Long-term capital appreciation         Morgan Stanley
Emerging Markets Equity Portfolio                                Long-term capital appreciation         Asset
Mid-Cap Value                                                    Above-average return over a market     Management
                                                                 cycle of three to five years

PUTNAM VARIABLE TRUS
Putnam VT Growth and Income Fund                                 Capital growth and income              Putnam Investment
Putnam VT International Growth Fund                              Capital appreciation                   Management, Inc
Putnam VT Voyager Fund                                           Capital appreciation


VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth Portfolio                                        Capital appreciation                    Van Kampen  Asset
                                                                                                          Management Inc.

*A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

AMOUNTS YOU ALLOCATE TO THE VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OR, OR GUARANTEED OR ENDORSE BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                  17 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS

-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. Generally, the Contract offers Fixed Account Options described below. We currently offer only the basic dollar cost averaging fixed account option and the option to invest in one or more Guarantee Periods. The 6 and 12 Month Dollar Cost Averaging Options currently are not available. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account. Certain Fixed Account Options are subject to state approval and may not be available as of the date of this prospectus. Please contact your Morgan Stanley Financial Advisor for information on availability.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 20, if we make this option available, by allocating purchase payments to the BASIC DOLLAR COST AVERAGING OPTION. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month dollar cost averaging options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to the last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable SubAccount.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

GUARANTEE PERIODS
You may allocate purchase payments or transfers to the Fixed Account for one or more Guarantee Periods. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

Each payment or transfer allocated to a Guarantee Period must be at least $500.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For availability and current interest rate information, please contact your Morgan Stanley Dean Witter Financial Advisor, or Allstate New York at 1-800-256-9392. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, the Company will notify the Contract owner of the interest rate(s) for the Contract Year then starting.

                                  18 PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Transfers into the Dollar Cost Averaging Fixed Account Options are not permitted. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days prior to imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account or between Guarantee Periods in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary. These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

EXCESSIVE TRADING LIMITS
For Contracts issued after May 1, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

- imposing a minimum time period between each transfer,

- refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

- limiting the dollar amount that a Contract owner may transfer between the Variable Sub-Accounts and the Fixed Account at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase your fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-256-9392 if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time. In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options, to any other Variable Sub-Account. Transfers you make through the Dollar Cost Averaging Program must be $100 or more. You may not use the Dollar Cost

                                  19 PROSPECTUS

Averaging Program to transfer amounts to a Fixed Account Option. Please consult with your Morgan Stanley Dean Witter Financial Advisor for detailed information about the Dollar Cost Averaging Program. We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 free transfers per Contract Year.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations.

We will rebalance your account each quarter (or other intervals we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request. We will not include any money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

Example:

        Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Quality Income Plus Variable Sub-Account and 60% to be in the Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Income Plus Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Quality Income Plus Variable Sub-Account and use the money to buy more units in the Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of

                                  20 PROSPECTUS
administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional .13% for the Performance Death Benefit Option to compensate us for the additional risk that we accept by providing the Option.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. The charge declines annually to 0% over a 6 year period that begins on the day we received your purchase payment as shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or most recent Contract Anniversary, whichever is later,) whichever is greater, without paying the charge. Unused portions of this 15% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings, Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have first come from earnings, which means you pay taxes on the earnings portion of your withdrawal.We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the Settlement Value is used); and

- withdrawals taken to satisfy IRS minimum distribution rules for this Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from the purchase payments or the Contract Value when the tax is incurred or at a later time.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 8. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

                                  21 PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 23.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You will have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named , then we will with the amount from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We will make payment of any amounts due from the Variable Account under theContract within 7 days, unless:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. At our discretion, systematic withdrawals may not be offered in conjunction with Dollar Cost Averaging or Automatic Portfolio Rebalancing. Please consult your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before making any withdrawals.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other applicable charges, and applicable taxes.
                                  22 PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------
PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

-   at least 30 days after the Issue Date;

-   the first day of a calendar month; and

- no later than the first day of the calendar month after the Annuitant's 90th birthday.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.



INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the deaths of both the Annuitant and the joint Annuitant.



INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 TO 30
YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on an Annuitant's life. A withdrawal charge may apply if the specified period is less than 120 months. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amount of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the Contract Value at the Payout Start Date. We may make other Income Plans available. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less any applicable taxes, to your Income Plan on the Payout Start Date. If the

                                  23 PROSPECTUS
amount available to apply under an Income Plan is less than $2,000, or would produce monthly payments of less than $20, we may:

- pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If actual net investment return of the Variable Sub-Accounts you choose is less than the assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment- related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we receive DUE PROOF OF DEATH (described below), or

2. the sum of all  purchase  payments  made less any  withdrawals,  and less any
amounts  deducted  in  connection  with  partial   withdrawals   (including  any
applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments made after the most recent

                                 24 PROSPECTUS

Death Benefit Anniversary and less any withdrawals, withdrawal charges and premium tax since that Death Benefit Anniversary. A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 4 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

-   a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

-   any other proof acceptable to us.

PERFORMANCE DEATH BENEFIT OPTION.
The Performance Death Benefit Option is an optional benefit that you may elect. If you select this Option, it applies only at the death of the Contract owner. It does not apply to the death of the Annuitant if different from the Contract owner unless the owner is not a natural person. For Contracts with the Performance Death Benefit Option, the death benefit will be the greater of death benefit amounts (1) through (3) above, or (4) the PERFORMANCE DEATH BENEFIT. If you select the Performance Death Benefit Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, cannot exceed age 80.

PERFORMANCE DEATH BENEFIT. The Performance Death Benefit on the Issue Date is equal to the initial purchase payment. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of all Contract Anniversary Contract Values on or before the date the Company calculates the death benefit.

We will recalculate the Performance Death Benefit until the oldest Contract owner (the oldest Annuitant, if the owner is not a natural person), attains age
85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

The Performance Death Benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS The new Contract owner may elect:

1. within 180 days of the date of your death, to receive the death benefit in a lump sum, or

2. within 1 year of the date of your death, to apply an amount equal to the death benefit to one of the available Income Plans described above. The Income Plan must begin within 1 year of the date of death and must be for a period equal to or less than the life expectancy of the Contract owner.

Otherwise, the new Contract owner will receive the Settlement Value. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge and premium tax. We will calculate the Settlement Value at the end of the Valuation Date coinciding with the requested distribution date for payment or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. The new Contract Owner may make a single withdrawal of any amount within one year of the date of death without paying a withdrawal charge.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the sole new Contract owner is your spouse, then he or she may elect, within 180 days of the date of your death, one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within 1 year of the date of death without incurring a withdrawal charge. If the surviving spouse is under age 59 1/2, a 10% penalty tax may apply to the withdrawal.

If the new Contract owner is corporation, trust, or other non-natural person, then the new Contract owner must receive the death benefit in lump sum.

We reserve the right to waive the 180 day limit on a non-discriminatory basis. DEATH OF ANNUITANT. If any Annuitant who is not also the Contract owner dies prior to the Payout Start Date, the Contract owner must elect one of the applicable options described below.

                                 25 PROSPECTUS

If the Contract owner is a
natural person, the Contract owner may elect to continue the Contract as if the death had not occurred, or, if we receive Due Proof of Death within 180 days of the date of the Annuitant's death, the Contract owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to an Income Plan that must begin within 1 year of the date of death and must be for a period not to exceed the life expectancy of the Contract owner.

If the Contract owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract owner, unless the Contract owner names a different Annuitant.

We reserve the right to waive the 180 day limit on a non-discriminatory basis.

                                 26 PROSPECTUS

MORE     INFORMATION
-------------------------------------------------------------------

ALLSTATE NEW YORK Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Our home office is located in Farmingville, New York. Our customer service office is located in Vernon Hills, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investor's Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Variable Annuity Account II on May 18, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of 32 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our

                                 27 PROSPECTUS
judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. Morgan Stanley DW Inc.* , located at Two World Trade Center, New York, New York, 10048, serves as principal underwriter and distributor of the Contracts. Morgan Stanley DW Inc. is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Morgan Stanley DW Inc. is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc.

We may pay a maximum commission of 6% of all purchase payments to Morgan Stanley DW Inc. We intend these commissions to cover distribution expenses. We may also pay an annual sales administration expense allowance of up to 0.125% of the average net assets of the Fixed Account to Morgan Stanley DW Inc.

*Effective April 2, 2001, Dean Witter Reynolds, Inc. changed its name to Morgan
 Stanley DW Inc.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements at least annually and currently, quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

                                  28 PROSPECTUS

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be

                                  29 PROSPECTUS
taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract owner attains age 59 1/2;

2. made as a result of the Contract owner's death or disability;

3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

-   Roth IRAs under Section 408A of the Code;

-   Simplified Employee Pension Plans under Section 408(k) of the Code;

-   Savings Incentive Match Plans for Employees (SIMPLE) Plans under
    Section 408(p) of the Code;

-   Tax Sheltered Annuities under Section 403(b) of the Code;

-   Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above. In the case of certain qualified plans, the terms may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only:

1. on or after the date the employee

-   attains age 59 1/2,

-   separates from service,

-   dies,
                                  30 PROSPECTUS

-   becomes disabled, or

2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.


INCOME TAX WITHHOLDING

Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Allstate New York may be required to withhold federal and state income taxes on any distributions from non Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

                                 31 PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------
We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the variable account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.
                                  32 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
BASIC POLICY
-------------------------------------------------------------------

For the Years Beginning January 1*, and Ending December 31,
VARIABLE SUB-ACCOUNTS                                           1991       1992        1993         1994         1995         1996


----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                      --         --        --           --            --            --
Accumulation Unit Value, End of Period                            --         --        --           --            --            --
Number of Units Outstanding, End of Period                        --         --        --           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                      --         --        --           --            --            --
Accumulation Unit Value, End of Period                            --         --        --           --            --            --
Number of Units Outstanding, End of Period                        --         --        --           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. VALUE
Accumulation Unit Value, Beginning of Period                      --         --        --           --            --            --
Accumulation Unit Value, End of Period                            --         --        --           --            --            --
Number of Units Outstanding, End of Period                        --         --        --           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period                      --         --        --           --            --            --
Accumulation Unit Value, End of Period                            --         --        --           --            --            --
Number of Units Outstanding, End of Period                        --         --        --           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                      --         --        --           --            --            --
Accumulation Unit Value, End of Period                            --         --        --           --            --            --
Number of Units Outstanding, End of Period                        --         --        --           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                      --         --        --           --            --            --
Accumulation Unit Value, End of Period                            --         --        --           --            --            --
Number of Units Outstanding, End of Period                        --         --        --           --            --            --
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period                    $10.452     $10.549     $10.765    $10.913      $11.178    $11.653
Accumulation Unit Value, End of Period                          $10.549     $10.765     $10.913    $11.178      $11.653    $12.084
Number of Units Outstanding, End of Period                       70,118     402,184     396,727  1,084,005      975,338  1,246,476
--------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                    $11.509     $12.163     $12.993    $14.487      $13.344    $16.373
Accumulation Unit Value, End of Period                          $12.163     $12.993     $14.487    $13.344      $16.373    $16.404
Number of Units Outstanding, End of Period                       64,174     524,450   2,173,013  2,144,417    2,100,915  1,859,637
--------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period                    $13.028     $13.982    $16.336     $20.022      $19.264    $21.859
Accumulation Unit Value, End of Period                          $13.982     $16.336    $20.022     $19.264      $21.859    $24.148
Number of Units Outstanding, End of Period                        1,622      15,225    159,150     239,258      323,251    404,887
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period                    $11.382     $12.454    $13.840     $15.798      $14.180    $17.999
Accumulation Unit Value, End of Period                          $12.454     $13.840    $15.798     $14.180      $17.999    $19.298
Number of Units Outstanding, End of Period                       36,552     404,297  1,563,593   1,409,729    1,361,709  1,230,293
----------------------------------------------------------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period                       --        --          --           --          --            --
Accumulation Unit Value, End of Period                             --        --          --           --          --            --
Number of Units Outstanding, End of Period                         --        --          --           --          --            --
--------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                       --        --          --           --          --            --
Accumulation Unit Value, End of Period                             --        --          --           --          --            --
Number of Units Outstanding, End of Period                         --        --          --           --          --            --
--------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                    $13.135     $13.911    $14.844     $16.746      $15.981    $21.505
Accumulation Unit Value, End of Period                          $13.911     $14.844    $16.746     $15.981      $21.505    $26.298
Number of Units Outstanding, End of Period                       78,758     512,298  1,676,673   2,186,642    2,355,001  2,615,339
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                    $10.930     $12.697    $12.731     $11.682      $11.379     $14.923
Accumulation Unit Value, End of Period                          $12.697     $12.731    $11.682     $11.379      $14.923     $16.421
Number of Units Outstanding, End of Period                       6,084      143,626    231,320     227,347      218,192     251,179
----------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                        --       --          --        $10.000      $9.912      $11.935
Accumulation Unit Value, End of Period                              --       --          --         $9.912     $11.935      $13.845
Number of Units Outstanding, End of Period                          --       --          --        676,049     839,928    1,174,153
----------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                     $9.805      $10.020    $10.280    $14.290     $15.278      $18.976
Accumulation Unit Value, End of Period                          $10.020      $10.280    $14.290    $15.278     $18.976      $24.335
Number of Units Outstanding, End of Period                        3,234       54,287    291,085    549,696     576,522      693,859
----------------------------------------------------------------------------------------------------------------------------------




                                                                   A-1



For the Years Beginning January 1*, and Ending December 31,
VARIABLE SUB-ACCOUNTS                                               1991        1992     1993           1994     1995         1996

----------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period                           --       --        --         $10.000      $9.221     $9.619
Accumulation Unit Value, End of Period                                 --       --        --          $9.221      $9.619     $9.858
Number of Units Outstanding, End of Period                             --       --        --         426,544     578,970    830,820
---------------------------------------------------------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period                       $14.658    $16.799     $16.599    $19.604     $18.392    $25.864
Accumulation Unit Value, End of Period                             $16.799    $16.599     $19.604    $18.392     $25.864    $28.669
Number of Units Outstanding, End of Period                           9,016     63,933     346,339    515,289     593,398    766,587
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period                       $12.437    $13.266     $14.035    $15.286     $15.675    $16.919
Accumulation Unit Value, End of Period                             $13.266    $14.035     $15.286    $15.675     $16.919    $19.199
Number of Units Outstanding, End of Period                          14,159    547,208   1,529,877  1,862,227   1,739,991  1,559,143
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                           --       --           --          --          --         --
Accumulation Unit Value, End of Period                                 --       --           --          --          --         --
Number of Units Outstanding, End of Period                             --       --           --          --          --         --
---------------------------------------------------------------------------------------------------------------------------------




                                                                   A-2

For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNTS                                                   1997                 1998          1999         2000


--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                            --                    --           --          $10.000
Accumulation Unit Value, End of Period                                  --                    --           --          $
Number of Units Outstanding, End of Period                                                                              19,393
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                            --                    --           --          $10.000
Accumulation Unit Value, End of Period                                  --                    --           --          $
Number of Units Outstanding, End of Period                                                                              10,766
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. VALUE
Accumulation Unit Value, Beginning of Period                            --                    --           --          $10.000
Accumulation Unit Value, End of Period                                  --                    --           --          $
Number of Units Outstanding, End of Period                                                                              27,269
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period                            --                    --           --           $10.000
Accumulation Unit Value, End of Period                                  --                    --           --           $
Number of Units Outstanding, End of Period                                                                               27,104
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                            --                    --           --           $10.000
Accumulation Unit Value, End of Period                                  --                    --           --           $
Number of Units Outstanding, End of Period                                                                               24,024
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                            --                    --           --           $10.000
Accumulation Unit Value, End of Period                                  --                    --           --
Number of Units Outstanding, End of Period                                                                               44,384
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period                         $12.084               $12.546        $13.019       $13.460
Accumulation Unit Value, End of Period                               $12.546               $13.019        $13.460       $14.083
Number of Units Outstanding, End of Period                         1,168,562             1,389,866      1,074,402       728,745
-------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                         $16.404               $17.983        $19.202       $18.200
Accumulation Unit Value, End of Period                               $17.983               $19.202        $18.200       $19.949
Number of Units Outstanding, End of Period                         1,668,020             1,525,824      1,203,789       865,881
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND
Accumulation Unit Value, Beginning of Period                            --                    --          $10.000       $10.070
Accumulation Unit Value, End of Period                                  --                    --          $10.070       $10.511
Number of Units Outstanding, End of Period                              --                    --              299         5,617
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period                         $24.148               $26.652        $24.664       $24.010
Accumulation Unit Value, End of Period                               $26.652               $24.664        $24.010       $16.055
Number of Units Outstanding, End of Period                           438,022               414,807        317,787       209,241
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period                         $19.298               $24.208        $29.418       $32.870
Accumulation Unit Value, End of Period                               $24.208               $29.418        $32.870       $33.417
Number of Units Outstanding, End of Period                         1,061,445               908,502        701,595       596,207
-------------------------------------------------------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period                             --                   --              --        $10.000
Accumulation Unit Value, End of Period                                   --                   --              --         $9.292
Number of Units Outstanding, End of Period                               --                   --              --            507
-------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                         $10.000               $12.084        $12.305       $13.000
Accumulation Unit Value, End of Period                               $12.084               $12.305        $13.000       $12.08
Number of Units Outstanding, End of Period                           136,370               190,010        141,182        85,837
-------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                         $26.298               $32.590        $36.704       $35.380
Accumulation Unit Value, End of Period                               $32.590               $36.704        $35.380       $36.762
Number of Units Outstanding, End of Period                         2,609,873             2,327,279      1,920,886     1,381,644
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                         16.421                $20.177       $23.784        $31.320
Accumulation Unit Value, End of Period                              $20.177                $23.784       $31.320        $31.030
Number of Units Outstanding, End of Period                          280,082                242,238       225,978        224,768
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                        $13.845                $15.304       $16.991        $19.220
Accumulation Unit Value, End of Period                              $15.304                $16.991       $19.220        $18.489
Number of Units Outstanding, End of Period                        1,363,172              1,190,091     1,064,693        822,399
-------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                        $24.335                $27.870       $34.086        $43.420
Accumulation Unit Value, End of Period                              $27.870                $34.086       $43.420        $40.733
Number of Units Outstanding, End of Period                          716,444                663,125       566,987        488,122
-------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period                        $9.858                 $6.059        $5.356         $8.780
Accumulation Unit Value, End of Period                              $6.059                 $5.356        $8.780         $5.762
Number of Units Outstanding, End of Period                         702,114                597,324       576,800        462,075
--------------------------------------------------------------------------------------------------------------------------------




                                                                   A-3



For the Years Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNTS                                                1997               1998             1999            2000


---------------------------------------------------------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period                       $28.699               $38.873         $50.031           $78.280
Accumulation Unit Value, End of Period                             $38.873               $50.031         $78.280           $67.698
Number of Units Outstanding, End of Period                         853,934               787,316         791,469           751,941
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                         --                 $10.000          $11.126           $13.200
Accumulation Unit Value, End of Period                               --                 $11.126          $13.200           $11.800
Number of Units Outstanding, End of Period                           --                 113,985          205,858           262,167
----------------------------------------------------------------------------------------------------------------------------------
COMPETITIVE EDGE "BEST IDEAS"
Accumulation Unit Value, Beginning of Period                         --                 $10.000           $9.728           $12.180
Accumulation Unit Value, End of Period                               --                  $9.728          $12.180            $9.926
Number of Units Outstanding, End of Period                           --                  63,948           85,092           105,742
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period                       $19.199              $21.540          $26.881           $31.140
Accumulation Unit Value, End of Period                             $21.540              $26.881          $31.140           $31.226
Number of Units Outstanding, End of Period                       1,549,369            1,369,504        1,058,520           864,813
---------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                         --                  $9.675          $10.104           $13.900
Accumulation Unit Value, End of Period                               --                 $10.104          $13.900           $12.105
Number of Units Outstanding, End of Period                           --                  11,850           71,875           110,262
---------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                         --                 $10.000           $9.062            $8.810
Accumulation Unit Value, End of Period                               --                  $9.062           $8.810           $11.235
Number of Units Outstanding, End of Period                           --                   3,814           13,511            16,557
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                         --                 $10.693           $9.790           $12.090
Accumulation Unit Value, End of Period                               --                  $9.790          $12.090           $10.448
Number of Units Outstanding, End of Period                           --                   1,965           33,438            43,658
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                         --                  $9.235           $7.102           $13.640
Accumulation Unit Value, End of Period                               --                  $7.102          $13.640            $8.224
Number of Units Outstanding, End of Period                           --                   4,781           46,056            28,595
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                         --                 $10.061          $11.997           $24.190
Accumulation Unit Value, End of Period                               --                 $11.997          $24.190           $21.445
Number of Units Outstanding, End of Period                           --                   6,929           75,777           159,735
---------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE
Accumulation Unit Value, Beginning of Period                         --                 --                  --             $10.000
Accumulation Unit Vlues, End of Period                               --                 --                  --             $10.243
Number of Units Outstanding, End of Period                           --                 --                  --              15,789
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                         --                 --              $10.000            $14.477
Accumulation Unit Value, End of Period                               --                 --              $14.477            $14.035
Number of Units Outstanding, End of Period                           --                 --               17,106            204,586
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                         --                 --                  --             $10.000
Accumulation Unit Vlues, End of Period                               --                 --                  --             $
Number of Units Outstanding, End of Period                           --                 --                  --               7,827
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
Accumulation Unit Value, Beginning of Period                         --                 --                  --             $10.000
Accumulation Unit Vlues, End of Period                               --                 --                  --             $
Number of Units Outstanding, End of Period                           --                 --                  --              49,554
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                         --                 --                  --             $10.000
Accumulation Unit Vlues, End of Period                               --                 --                  --             $
Number of Units Outstanding, End of Period                           --                 --                  --              43,570
----------------------------------------------------------------------------------------------------------------------------------




*Most  Variable  Sub-Accounts  commenced  operations on September 24, 1991.  The
Global Dividend Growth and Pacific Growth Variable Sub-Accounts commenced operations on February 23, 1994. The Income Builder Variable Sub-Account commenced operations on January 21, 1997. The Competitive Edge "Best Ideas", S&P
500 Index,  Equity  Growth,  U.S. Real Estate,  International  Magnum,  Emerging
Markets Equity, and Emerging Growth Variable Sub-Accounts commenced operations on May 11, 1998. The Short Term Bond and Aggressive Equity Variable Sub-Accounts commenced operations on May 3, 1999. The Mid-Cap Value, AIM V.I. Capital
Appreciation, AIM V.I. Growth, AIM V.I. Value, Alliance Growth, Alliance Growth and Income, Alliance Premier Growth, Putnam VT Growth and Income, Putnam VT
International Growth, and Putnam VT Voyager Variable Sub-Accounts commenced operations on January 31, 2000. The Information Sub-Account commenced operations on November 6, 2000. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of .10%.


                                       A-4



ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED WITH PERFORMANCE DEATH BENEFIT OPTION
-------------------------------------------------------------------






For the Years Beginning January 1*, and Ending December 31,
VARIABLE SUB-ACCOUNTS                                                                        1998       1999       2000
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                    --         --       $10.000
Accumulation Unit Value, End of Period                                                          --         --       $
Number of Units Outstanding, End of Period                                                      --         --        57,272
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                    --         --       $10.000
Accumulation Unit Value, End of Period                                                          --         --       $
Number of Units Outstanding, End of Period                                                      --         --        55,080
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. VALUE
Accumulation Unit Value, Beginning of Period                                                    --         --       $10.000
Accumulation Unit Value, End of Period                                                          --         --       $
Number of Units Outstanding, End of Period                                                      --         --        63,332
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH
Accumulation Unit Value, Beginning of Period                                                    --         --       $10.000
Accumulation Unit Value, End of Period                                                          --         --       $
Number of Units Outstanding, End of Period                                                      --         --         9,952
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    --         --       $10.000
Accumulation Unit Value, End of Period                                                          --         --       $
Number of Units Outstanding, End of Period                                                      --         --        21,467
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH
Accumulation Unit Value, Beginning of Period                                                    --         --       $10.000
Accumulation Unit Value, End of Period                                                          --         --       $
Number of Units Outstanding, End of Period                                                      --         --        45,027
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Accumulation Unit Value, Beginning of Period                                            $12.631           $12.966   $13.387
Accumulation Unit Value, End of Period                                                  $12.966           $13.387   $13.989
Number of Units Outstanding, End of Period                                              130,051            160,13   213,324
------------------------------------------------------------------------------------------------------------------------------
QUALITY INCOME PLUS
Accumulation Unit Value, Beginning of Period                                            $18.349           $19.200   $18.110
Accumulation Unit Value, End of Period                                                  $19.200           $18.110   $19.815
Number of Units Outstanding, End of Period                                              103,509           277,759   326,519
------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND
Accumulation Unit Value, Beginning of Period                                                     --       $10.000   $10.056
Accumulation Unit Value, End of Period                                                           --        10.056   $10.489
Number of Units Outstanding, End of Period                                                       --            42       525
------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
Accumulation Unit Value, Beginning of Period                                            $27.458           $24.563   $23.879
Accumulation Unit Value, End of Period                                                  $24.563           $23.879   $15.948
Number of Units Outstanding, End of Period                                               21,995            39,845    31,116
------------------------------------------------------------------------------------------------------------------------------
UTILITIES
Accumulation Unit Value, Beginning of Period                                            $26.684           $29.438   $32.693
Accumulation Unit Value, End of Period                                                  $29.438           $32.693   $33.193
Number of Units Outstanding, End of Period                                               72,041           188,083   219,324
------------------------------------------------------------------------------------------------------------------------------
INFORMATION
Accumulation Unit Value, Beginning of Period                                                    --          --      $10.000
Accumulation Unit Value, End of Period                                                          --          --       $9.290
Number of Units Outstanding, End of Period                                                      --          --       17,443
------------------------------------------------------------------------------------------------------------------------------
INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                            $12.810           $12.274   $12.947
Accumulation Unit Value, End of Period                                                  $12.274           $12.947   $12.780
Number of Units Outstanding, End of Period                                               49,705            69,749    71,164
-------------------------------------------------------------------------------------------------------------------------------




                                                                   A-5



For the Years Beginning January 1*, and Ending December 31,
VARIABLE SUB-ACCOUNTS                                                                     1998          1999             2000

-------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                              $36.421         $36.593       $35.192
Accumulation Unit Value, End of Period                                                    $36.593         $35.192       $36,516
Number of Units Outstanding, End of Period                                                182,674         439,295       393,839
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
Accumulation Unit Value, Beginning of Period                                              $23.637         $23.717       $31.150
Accumulation Unit Value, End of Period                                                    $23.717         $31.150       $31.087
Number of Units Outstanding, End of Period                                                 20,048          47,093        84,925
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                              $16.834         $16.921       $19.115
Accumulation Unit Value, End of Period                                                    $16.921         $19.115       $18.366
Number of Units Outstanding, End of Period                                                 56,210         121,818       144,511
-------------------------------------------------------------------------------------------------------------------------------
EUROPEAN GROWTH
Accumulation Unit Value, Beginning of Period                                              $27.792         $33.946       $43.185
Accumulation Unit Value, End of Period                                                    $33.946         $43.185       $40.461
Number of Units Outstanding, End of Period                                                 44,690         101,129       136,343
-------------------------------------------------------------------------------------------------------------------------------
PACIFIC GROWTH
Accumulation Unit Value, Beginning of Period                                               $5.891          $5.334        $8.730
Accumulation Unit Value, End of Period                                                     $5.334          $8.730        $5.724
Number of Units Outstanding, End of Period                                                 22,126          80,854       122,754
-------------------------------------------------------------------------------------------------------------------------------
EQUITY
Accumulation Unit Value, Beginning of Period                                              $44.767         $49.825       $77.861
Accumulation Unit Value, End of Period                                                    $49.825         $77.861       $67.245
Number of Units Outstanding, End of Period                                                 62,510         185,987       260,906
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                              $10.000         $11.117       $13.170
Accumulation Unit Value, End of Period                                                    $11.117         $13.170       $11.760
Number of Units Outstanding, End of Period                                                 88,089         404,340       523.846
-------------------------------------------------------------------------------------------------------------------------------
COMPETITIVE EDGE BEST IDEAS
Accumulation Unit Value, Beginning of Period                                              $10.000          $9.720       $12.152
Accumulation Unit Value, End of Period                                                     $9.720         $12.152        $9.893
Number of Units Outstanding, End of Period                                                 58,600         134,866       240.709
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIST
Accumulation Unit Value, Beginning of Period                                              $24.055         $26.783       $30.969
Accumulation Unit Value, End of Period                                                    $26.783         $30.968       $31.017
Number of Units Outstanding, End of Period                                                 69,514         176,598       251,895
-------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                               $9.673         $10.094       $13.869
Accumulation Unit Value, End of Period                                                    $10.094         $13.869       $12.061
Number of Units Outstanding, End of Period                                                 19,988          62,444       148,295
-------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                              $10.000          $9.054       $8.790
Accumulation Unit Value, End of Period                                                     $9.054          $8.790      $11.197
Number of Units Outstanding, End of Period                                                  1,973          10,842       17,245
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                               10.690          $9.780      $12.063
Accumulation Unit Value, End of Period                                                     $9.780         $12.063      $10.410
Number of Units Outstanding, End of Period                                                  9,699          29,041       54,539
-------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                               $9.233          $7.095      $13.610
Accumulation Unit Value, End of Period                                                     $7.095         $13.610       $8.194
Number of Units Outstanding, End of Period                                                  4,231          29,379       57,642
-------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                              $10.058         $11.985       $24.135
Accumulation Unit Value, End of Period                                                    $11.985         $24.135       $21.368
Number of Units Outstanding, End of Period                                                 12,001          68,940       160,135
--------------------------------------------------------------------------------------------------------------------------------




                                                                   A-6



For the Years Beginning January 1*, and Ending December 31,
VARIABLE SUB-ACCOUNTS                                                                        1998       1999            2000

-------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                    --        --             $10.000
Accumulation Unit Values, End of Period                                                         --        --             $10.234
Number of Units Outstanding, End of Period                                                      --        --               5,439
-------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                    --       $10.000         $14.465
Accumulation Unit Value, End of Period                                                          --       $14.465         $14.005
Number of Units Outstanding, End of Period                                                      --         8,008         124,290
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    --        --             $10.000
Accumulation Unit Value, End of Period                                                          --        --             $
Number of Units Outstanding, End of Period                                                      --        --              21,516
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL
Accumulation Unit Value, Beginning of Period                                                    --        --             $10.000
Accumulation Unit Value, End of Period                                                          --        --             $
Number of Units Outstanding, End of Period                                                      --        --              11,218
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                    --        --             $10.000
Accumulation Unit Value, End of Period                                                          --        --             $
Number of Units Outstanding, End of Period                                                      --        --              76,236
--------------------------------------------------------------------------------------------------------------------------------



*The Performance Death Benefit Option was made available for all Variable


Sub-Accounts then in existence on April 6, 1998, and for all others, at each Variable Sub-Account's inception. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------




DESCRIPTION

---------------------------------------------------------------------------
        Additions, Deletions or Substitutions of Investments
---------------------------------------------------------------------------
        The Contract
---------------------------------------------------------------------------
                Purchases
---------------------------------------------------------------------------
                Tax-free Exchanges (1035 Exchanges, Rollovers and
                Transfers)
----------------------------------------------------------------------------
      Performance Information
---------------------------------------------------------------------------
      Calculation of Accumulation Unit Values
---------------------------------------------------------------------------
      Calculation of Variable Income Payments
----------------------------------------------------------------------------

---------------------------------------------------------------------------
DESCRIPTION
      General Matters
---------------------------------------------------------------------------
                Incontestability
---------------------------------------------------------------------------
                Settlements
---------------------------------------------------------------------------
                Safekeeping of the Variable Account's Assets
---------------------------------------------------------------------------
                Premium Taxes
---------------------------------------------------------------------------
                Tax Reserves
---------------------------------------------------------------------------
        Federal Tax Matters
---------------------------------------------------------------------------
        Qualified Plans
---------------------------------------------------------------------------
        Experts
---------------------------------------------------------------------------
        Financial Statements
----------------------------------------------------------------------------



                         ------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

 ALLSTATE VARIABLE ANNUITY II

Allstate Life Insurance Company of New York  Statement of Additional Information
Allstate Life of New York                                     dated May 1, 2001
Variable Annuity Account II
One Allstate Drive
Farmingville, NY 11738

1 (800) 256 - 9392

This Statement of Additional Information supplements the information in the prospectus for the Allstate Variable Annuity II that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001. You may obtain a prospectus by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Allstate Variable Annuity II that we offer.



                                TABLE OF CONTENTS


               Description                                                 Page

               Additions, Deletions or Substitutions of Investments

                  The Contract

                         Purchases of Contract

                         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)

                  Performance Information

                     Calculation of Accumulation Unit Values

                     Calculation of Variable Income Payments

                General Matters

                             Incontestability

                             Settlements

                             Safekeeping of the Variable Account's Assets

                             Premium Taxes

                             Tax Reserves

                  Federal Tax Matters

                  Qualified Plans

                  Experts

                  Financial Statements






ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------------------------

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACT
-------------------------------------------------------------------------------
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES
Morgan Stanley DW Inc. , is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We reserve the right to discontinue offering the Contracts at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS) We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS
A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)^n = ERV

where:

     T       =        average annual total return
     ERV     =        ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of 1, 5, or 10 year periods or
                      shorter period
     n       =        number of years in the period
    $1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $47,319. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts available under each form of Contract for the periods ended December 31, 2000, are set out below. No standardized total returns are shown for Money Market Variable Sub-Account..

The Variable Sub-Accounts commenced operations on the following dates:

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES:



Variable Sub-Account                                          Date:

Quality Income Plus                                           September 24, 1991
High Yield                                                    September 24, 1991
Utilities                                                     September 24, 1991
Dividend Growth                                               September 24, 1991
Equity                                                        September 24, 1991
Strategist                                                    September 24, 1991
Capital Growth                                                September 24, 1991
European Growth                                               September 24, 1991
Global Dividend Growth                                        February 23, 1994
Pacific Growth                                                February 23, 1994
Information                                                   November 6, 2000
Income Builder                                                January 21, 1997
Short-Term Bond                                               May 3, 1999
Aggressive Equity                                             May 3, 1999
S&P 500 Index                                                 May 18, 1998
Competitive Edge ("Best Ideas")                               May 18, 1998


THE UNIVERSAL INSTITUTIONAL FUND, INC.:

Variable Sub-Account                                          Date:

Equity Growth                                                 March 16, 1998
International Magnum                                          March 16, 1998
Emerging Markets Equity                                       March 16, 1998
U.S. Real Estate                                              May 18, 1998
Mid Cap Value                                                 January 31, 2000


VAN KAMPEN LIFE INVESTMENT TRUST:

Variable Sub-Account                                          Date:

Emerging Growth                                               March 16, 1998

AIM VARIABLE PRODUCTS SERIES FUND:

Variable Sub-Account                                          Date:

AIM V.I. Capital Appreciation                                 January 31, 2000
AIM V.I. Growth                                               January 31, 2000
AIM V.I. Value                                                January 31, 2000


ALLIANCE VARIABLE INSURANCE FUNDS:

Variable Sub-Account                                          Date:

Alliance Growth                                               January 31, 2000
Alliance Growth and Income                                    January 31, 2000
Alliance Premier Growth                                       January 31, 2000


PUTNAM VARIABLE TRUST (CLASS IB SHARES):

Variable Sub-Account                                          Date:
Putnam VT Growth and Income                                   January 31, 2000
Putnam VT International Growth                                January 31, 2000
Putnam VT Voyager                                             January 31, 2000


(WITHOUT THE OPTIONAL PERFORMANCE DEATH BENEFIT)

                   Variable Sub-Account                        One Year       5 Year      10 Years or
                                                                                        Since Inception

AIM V.I. Capital Appreciation                                     N/A          N/A          -31.16%
AIM V.I. Growth                                                   N/A          N/A          -43.79%
AIM V.I. Value                                                    N/A          N/A          -35.42%
Alliance Growth and Income                                        N/A          N/A            3.76%
Alliance Growth                                                   N/A          N/A          -33.54%
Alliance Premier Growth                                           N/A          N/A          -37.24%
Aggressive Equity                                               - 7.37%        N/A           20.35%
Capital Growth                                                  - 4.39%       15.82%         11.97%
Competitive Edge "Best Ideas"                                   -22.80%        N/A          - 1.67%
Dividend Growth                                                 - 0.42%       11.16%         11.71%
Equity                                                          -17.84%       21.10%         17.92%
European Growth                                                 -10.50%       16.37%         16.58%
Global Dividend Growth                                          - 8.11%        8.98%          9.34%
High Yield                                                      -37.44%      - 6.26%          2.24%
Income Builder                                                  - 5.48%        N/A            5.97%
Information*                                                      N/A          N/A          -12.24%
Morgan Stanley UIF Emerging Markets Equity                      -44.03%        N/A          - 5.82%
Morgan Stanley UIF Equity Growth                                -17.24%        N/A            7.73%
Morgan Stanley UIF International Magnum                         -17.91%        N/A          - 2.29%
Morgan Stanley UIF Mid Cap Value                                  N/A          N/A          - 4.10%
Morgan Stanley UIF U.S. Real Estate                              23.23%        N/A            3.25%
Pacific Growth                                                  -38.66%      -10.08%        - 7.81%
Putnam VT Growth and Income                                       N/A          N/A            4.31%
Putnam VT International Growth                                    N/A          N/A          -20.82%
Putnam VT Voyager                                                 N/A          N/A          -33.80%
Quality Income Plus                                               5.29%        3.82%          6.06%
S&P 500 Index                                                   -14.90%        N/A            5.28%
Short-Term Bond                                                   0.12%        N/A            0.44%
Strategist                                                      - 4.02%       12.89%         10.40%
Utilities                                                       - 2.65%       13.02%         12.28%
Van Kampen LIT Emerging Growth                                  -15.67%        N/A           32.66%

* Performance shown is not annualized.



(WITH THE OPTIONAL PERFORMANCE DEATH BENEFIT)*
                   Variable Sub-Account                          One Year          5 Year     10 Years or
                                                                                             Since Inception

AIM V.I. Capital Appreciation                                      N/A              N/A            -31.26%
AIM V.I. Growth                                                    N/A              N/A            -43.87%
AIM V.I. Value                                                     N/A              N/A            -35.51%
Alliance Growth and Income                                         N/A              N/A              3.62%
Alliance Growth                                                    N/A              N/A            -33.63%
Alliance Premier Growth                                            N/A              N/A            -37.32%
Aggressive Equity                                                - 7.49%            N/A             20.19%
Capital Growth                                                   - 4.52%           15.67%           11.83%
Competitive Edge "Best Ideas"                                    -22.91%            N/A            - 1.80%
Dividend Growth                                                  - 0.55%           11.02%           11.56%
Equity                                                           -17.95%           20.94%           17.76%
European Growth                                                  -10.62%           16.22%           16.43%
Global Dividend Growth                                           - 8.23%            8.84%            9.20%
High Yield                                                       -37.53%          - 6.39%            2.10%
Income Builder                                                   - 5.61%            N/A              5.83%
Information**                                                      N/A              N/A            -12.26%
Morgan Stanley UIF Emerging Markets Equity                       -44.11%            N/A            - 5.94%
Morgan Stanley UIF Equity Growth                                 -17.35%            N/A              7.59%
Morgan Stanley UIF International Magnum                          -18.02%            N/A            - 2.42%
Morgan Stanley UIF Mid Cap Value                                   N/A              N/A            - 4.23%
Morgan Stanley UIF U.S. Real Estate                               23.07%            N/A              3.11%
Pacific Growth                                                   -38.75%          -10.20%          - 7.93%
Putnam VT Growth and Income                                        N/A              N/A              4.17%
Putnam VT International Growth                                     N/A              N/A            -20.93%
Putnam VT Voyager                                                  N/A              N/A            -33.89%
Quality Income Plus                                                5.15%            3.69%            5.93%
S&P 500 Index                                                    -15.02%            N/A              5.14%
Short-Term Bond                                                  - 0.01%            N/A              0.31%
Strategist                                                       - 4.15%           12.74%           10.26%
Utilities                                                        - 2.78%           12.87%           12.14%
Van Kampen LIT Emerging Growth                                   -15.78%            N/A             32.49%


* Contracts with the optional Performance Death Benefit provision first became available for all Variable Sub-Accounts then in existence on April 3, 1998, and for all others, at each Variable Sub-Account's inception. The performance figures for periods prior to the availability of this feature have been adjusted to reflect the charge under the Contracts that would have applied had the feature been available during those periods.

** Performance shown is not annualized.



NON-STANDARDIZED TOTAL RETURNS

From time to time, we may also quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

Annualized Return = (1+r) 1/n-1 where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing anualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in the value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in the value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since the inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to end of most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized annualized total returns for the existing Variable Sub-Accounts for the period ended December 31, 2000, are set out below. No non-standardized annualized total returns are shown for the Money Market Variable Sub-Account..

The inception date for each of the Variable Sub-Accounts appears under "Standardized Total Return" above.


(WITHOUT THE OPTIONAL PERFORMANCE DEATH BENEFIT)

Variable Sub-Account                                          One Year       Five Year         10 Years or
                                                                                             Since Inception
AIM V.I. Capital Appreciation                                   N/A             N/A              -24.16%
AIM V.I. Growth                                                 N/A             N/A              -37.24%
AIM V.I. Value                                                  N/A             N/A              -28.57%
Alliance Growth and Income                                      N/A             N/A               11.74%
Alliance Growth                                                 N/A             N/A              -26.62%
Alliance Premier Growth                                         N/A             N/A              -30.44%
Aggressive Equity                                             - 3.06%           N/A               22.65%
Capital Growth                                                - 0.07%          15.97%             12.02%
Competitive Edge "Best Ideas"                                 -18.49%           N/A              - 0.28%
Dividend Growth                                                 3.89%          11.32%             11.74%
Equity                                                        -13.52%          21.22%             17.94%
European Growth                                               - 6.19%          16.51%             16.60%
Global Dividend Growth                                        - 3.80%           9.15%              9.38%
High Yield                                                    -33.13%         - 5.99%              2.28%
Income Builder                                                - 1.17%           N/A                6.56%
Information*                                                    N/A             N/A              - 7.08%
Morgan Stanley UIF Emerging Markets Equity                    -39.72%           N/A              - 4.33%
Morgan Stanley UIF Equity Growth                              -12.92%           N/A                8.93%
Morgan Stanley UIF International Magnum                       -13.60%           N/A              - 0.88%
Morgan Stanley UIF Mid Cap Value                                N/A             N/A                3.68%
Morgan Stanley UIF U.S. Real Estate                            27.54%           N/A                4.55%
Pacific Growth                                                -34.35%         - 9.74%            - 7.73%
Putnam VT Growth and Income                                     N/A             N/A               12.31%
Putnam VT International Growth                                  N/A             N/A              -13.50%
Putnam VT Voyager                                               N/A             N/A              -26.88%
Quality Income Plus                                             9.61%           4.03%              6.11%
S&P 500 Index                                                 -10.59%           N/A                6.52%
Short-Term Bond                                                 4.43%           N/A                3.05%
Strategist                                                      0.29%          13.04%             10.44%
Utilities                                                       1.66%          13.17%             12.32%
Van Kampen LIT Emerging Growth                                -11.35%           N/A               33.51%

* Performance shown is not annualized.



(WITH THE OPTIONAL PERFORMANCE DEATH BENEFIT)*


                 Variable Sub-Account                     One Year           5 Year           10 Years or
                                                                                            Since Inception
AIM V.I. Capital Appreciation                                N/A              N/A               -24.26%
AIM V.I. Growth                                              N/A              N/A               -37.32%
AIM V.I. Value                                               N/A              N/A               -28.66%
Alliance Growth and Income                                   N/A              N/A                11.60%
Alliance Growth                                              N/A              N/A               -26.72%
Alliance Premier Growth                                      N/A              N/A               -30.53%
Aggressive Equity                                          - 3.18%            N/A                22.49%
Capital Growth                                             - 0.20%           15.82%              11.87%
Competitive Edge "Best Ideas"                              -18.59%            N/A               - 0.41%
Dividend Growth                                              3.76%           11.18%              11.60%
Equity                                                     -13.63%           21.06%              17.79%
European Growth                                            - 6.31%           16.35%              16.45%
Global Dividend Growth                                     - 3.92%            9.01%               9.24%
High Yield                                                 -33.22%          - 6.11%               2.14%
Income Builder                                             - 1.30%            N/A                 6.42%
Information**                                                N/A              N/A               - 7.10%
Morgan Stanley UIF Emerging Markets Equity                 -39.80%            N/A               - 4.46%
Morgan Stanley UIF Equity Growth                           -13.04%            N/A                 8.79%
Morgan Stanley UIF International Magnum                    -13.71%            N/A               - 1.01%
Morgan Stanley UIF Mid Cap Value                             N/A              N/A                 3.55%
Morgan Stanley UIF U.S. Real Estate                         27.38%            N/A                 4.41%
Pacific Growth                                             -34.43%          - 9.86%             - 7.85%
Putnam VT Growth and Income                                  N/A              N/A                12.16%
Putnam VT International Growth                               N/A              N/A               -13.61%
Putnam VT Voyager                                            N/A              N/A               -26.98%
Quality Income Plus                                          9.47%            3.89%               5.97%
S&P 500 Index                                              -10.71%            N/A                 6.39%
Short-Term Bond                                              4.30%            N/A                 2.92%
Strategist                                                   0.16%           12.89%              10.30%
Utilities                                                    1.53%           13.03%              12.17%
Van Kampen LIT Emerging Growth                             -11.47%            N/A                33.33%


*Contracts with the optional Performance Death Benefit provision first became available for all Variable Sub-Accounts then in existence on April 3, 1998, and for all others, at each Variable Sub-Account's inception. The performance figures for periods prior to the availability of this feature have been adjusted to reflect the charge under the Contracts that would have applied had the feature been available during those periods.

** Performance shown is not annualized.



ADJUSTED HISTORICAL TOTAL RETURNS
We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract as well as the contract maintenance charge, and the withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account. Where the returns included in the following tables give effect to the optional Performance Death Benefit, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown. The inception date for each of the Variable Sub-Accounts appears under "Standardized Total Return" above.


The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

Variable Sub-Account                         Inception Date of
                                           Corresponding Portfolio

High Yield                                      March 9, 1984
Equity                                          March 9, 1984
Quality Income Plus                             March 1, 1987
Strategist                                      March 1, 1987
Dividend Growth                                 March 1, 1990
Utilities                                       March 1, 1990
European Growth                                 March 1, 1991
Capital Growth                                  March 1, 1991
Pacific Growth                                  February 24, 1994
Information                                     November 6, 2000
Global Dividend Growth                          February 24, 1994
Income Builder                                  January 21, 1997
Equity Growth                                   January 2, 1997
International Magnum                            January 2, 1997
Emerging Markets Equity                         October 1,1996
Emerging Growth                                 July 3, 1995
U.S. Real Estate                                March 4, 1997
Competitive Edge ("Best Ideas")                 May 18, 1998
S&P 500 Index                                   May 18, 1998
Mid-Cap Value                                   January 2, 1997
Short-Term Bond                                 May 3, 1999
Aggressive Equity                               May 3, 1999
AIM V.I. Capital Appreciation                   May 5, 1993
AIM V.I. Growth                                 May 5, 1993
AIM V.I. Value                                  May 5, 1993
Alliance Growth*                                September 15, 1994
Alliance Growth and Income*                     January 14, 1991
Alliance Premier Growth*                        July 14, 1999
Putnam VT Growth and Income**                   February 1, 1998
Putnam VT International Growth**                January 2, 1997
Putnam VT Voyager **                            February 1, 1988

* The Portfolios' Class IB shares ("12b-1 class") corresponding to the Alliance Growth and Alliance Growth and Income Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

** The Portfolios' Class IB shares ("12b-1 class") corresponding to the Putnam VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 30, 1998, and April 30, 1998, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.




(WITHOUT THE OPTIONAL PERFORMANCE DEATH BENEFIT)

Variable Sub-Account                                            One Year           5 Year       10 Years or
                                                                                              Since Inception+
AIM V.I. Capital Appreciation                                    -16.40%           13.10%          15.33%
AIM V.I. Growth                                                  -25.85%           13.36%          13.50%
AIM V.I. Value                                                   -20.09%           13.05%          14.99%
Aggressive Equity                                                - 7.36%            N/A            20.36%
Capital Growth                                                   - 4.38%           15.83%          12.27%
Competitive Edge "Best Ideas"                                    -22.79%            N/A           - 1.66%
Dividend Growth                                                  - 0.41%           11.17%          12.76%
Equity                                                           -17.83%           21.10%          20.23%
European Growth                                                  -10.49%           16.38%          15.32%
Global Dividend Growth                                           - 8.10%            8.99%           9.34%
High Yield                                                       -37.43%          - 6.25%           6.01%
Income Builder                                                   - 5.47%            N/A             5.98%
Information**                                                      N/A              N/A           -12.24%
Morgan Stanley UIF Emerging Markets Equity                       -44.02%            N/A           - 4.68%
Morgan Stanley UIF Equity Growth                                 -17.23%            N/A            16.25%
Morgan Stanley UIF International Magnum                          -17.90%            N/A             4.39%
Morgan Stanley UIF Mid Cap Value                                   4.97%            N/A            18.75%
Morgan Stanley UIF U.S. Real Estate                               23.24%            N/A             5.88%
Pacific Growth                                                   -38.65%          -10.07%         - 7.80%
Alliance Growth and Income*                                        7.62%           17.81%          13.70%
Alliance Growth*                                                 -23.28%           17.17%          19.72%
Alliance Premier Growth*                                         -22.20%            N/A           - 8.42%
Putnam VT Growth and Income*                                       2.18%           12.09%          12.93%
Putnam VT International Growth*                                  -15.08%            N/A            16.77%
Putnam VT Voyager*                                               -21.96%           16.75%          18.57%
Quality Income Plus                                                5.30%            3.83%           6.69%
S&P 500 Index                                                    -14.90%            N/A             5.29%
Short-Term Bond                                                    0.13%            N/A             0.45%
Strategist                                                       - 4.02%           12.89%          11.50%
Utilities                                                        - 2.64%           13.03%          12.27%
Van Kampen LIT Emerging Growth                                   -15.66%           27.00%          27.78%


+ Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

* The Performance shown for the Portfolios 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

** Performance shown is not annualized.




(WITH THE OPTIONAL PERFORMANCE DEATH BENEFIT)

                    Variable Sub-Account                            One Year            5 Year         10 Years or
                                                                                                     Since Inception+
AIM V.I. Capital Appreciation                                       -16.53%             12.94%            15.18%
AIM V.I. Growth                                                     -25.97%             13.20%            13.35%
AIM V.I. Value                                                      -20.21%             10.96%            14.83%
Alliance Growth and Income*                                           7.46%             17.65%            13.55%
Alliance Growth*                                                    -23.39%             17.01%            19.56%
Alliance Premier Growth*                                            -19.36%              N/A             - 8.53%
Aggressive Equity                                                   - 7.49%              N/A              20.20%
Capital Growth                                                      - 4.51%             15.68%            12.12%
Competitive Edge "Best Ideas"                                       -22.90%              N/A             - 1.79%
Dividend Growth                                                     - 0.54%             11.02%            12.61%
Equity                                                              -17.94%             20.95%            20.07%
European Growth                                                     -10.61%             16.22%            15.17%
Global Dividend Growth                                              - 8.23%              8.84%             9.20%
High Yield                                                          -37.52%            - 6.38%             5.87%
Income Builder                                                      - 5.60%              N/A               5.84%
Information**                                                         N/A                N/A             -12.26%
Morgan Stanley UIF Emerging Markets Equity                          -44.10%              N/A             - 4.81%
Morgan Stanley UIF Equity Growth                                    -17.34%              N/A              16.09%
Morgan Stanley UIF International Magnum                             -18.02%              N/A               4.25%
Morgan Stanley UIF Mid Cap Value                                      4.82%              N/A              18.58%
Morgan Stanley UIF U.S. Real Estate                                  23.08%              N/A               5.74%
Pacific Growth                                                      -38.74%            -10.19%           - 7.92%
Putnam VT Growth and Income*                                          2.03%             11.93%            12.79%
Putnam VT International Growth*                                     -15.20%              N/A              16.61%
Putnam VT Voyager*                                                  -22.07%             16.59%            18.42%
Quality Income Plus                                                   5.16%              3.70%             6.55%
S&P 500 Index                                                       -15.01%              N/A               5.15%
Short-Term Bond                                                     - 0.01%              N/A               0.32%
Strategist                                                          - 4.15%             12.75%            11.35%
Utilities                                                           - 2.78%             12.88%            12.13%
Van Kampen LIT Emerging Growth Portfolio                            -15.77%             26.83%            27.62%



+ Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

* The Performance shown for the Portfolios' 12b-1 class is based on the performance of the non-12b-1 class, as described in the table at the beginning of this section.

** Performance shown is not annualized.

CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.





CALCULATION OF VARIABLE INCOME PAYMENTS
-------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.




GENERAL MATTERS
-------------------------------------------------------------------------------

INCONTESTABILITY
We will not contest the Contract after we issue it.

SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES
Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


FEDERAL TAX MATTERS
------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE NEW YORK LIFE INSURANCE COMPANY
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE
There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are:

(1) contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)  certain  qualified  contracts;

(3) contracts purchased by employers upon the termination of certain qualified plans;

(4) certain contracts used in connection with structured settlement agreements, and

(5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES
In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.



QUALIFIED PLANS
------------------------------------------------------------------------------
The Contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES
Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth
Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS
Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)
Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.



EXPERTS
-------------------------------------------------------------------------------

The financial statements of Allstate New York as of December 31, 2000, and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Allstate New York as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contacts.

                              Financial Statements

                                      Index
                                      -----

                                                                            Page
                                                                            ----

Independent Auditors' Report..........................................F-1

Financial Statements:

    Statements of Operations and Comprehensive Income for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-2

    Statements of Financial Position
             December 31, 2000 and 1999...............................F-3

    Statements of Shareholder's Equity for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-4

    Statements of Cash Flows for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-5

    Notes to Financial Statements.....................................F-6

    Schedule IV - Reinsurance for the Years Ended
             December 31, 2000, 1999 and 1998.........................F-24

    Schedule V - Valuation and Qualifying Accounts
                  December 31, 2000, 1999 and 1998....................F-25

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago,Illinois
February 23, 2001

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME

                                                                                     YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------------
($ in thousands)                                                  2000                        1999                       1998
                                                           -----------------           -----------------          -----------------
REVENUES

Premiums (net of reinsurance ceded
   of $5,491, $4,253, and $3,204)                          $         104,316           $          63,748          $          85,771
Contract charges                                                      41,885                      38,626                     33,281
Net investment income                                                176,539                     148,331                    134,413
Realized capital gains and losses                                     (5,181)                     (2,096)                     4,697
                                                           -----------------           -----------------          -----------------
                                                                     317,559                     248,609                    258,162
                                                           -----------------           -----------------          -----------------

COSTS AND EXPENSES

Contract benefits (net of reinsurance receoverable
   of $715, $1,166, and $797)                                        233,299                     178,267                    183,839
Amortization of deferred policy acquisition costs                     13,744                       8,985                      7,029
Operating costs and expenses                                          23,985                      20,151                     24,703
                                                           -----------------           -----------------          -----------------
                                                                     271,028                     207,403                    215,571
                                                           -----------------           -----------------          -----------------

INCOME FROM OPERATIONS
   BEFORE INCOME TAX EXPENSE                                          46,531                      41,206                     42,591
Income tax expense                                                    15,616                      14,640                     14,934
                                                           -----------------           -----------------          -----------------

NET INCOME                                                            30,915                      26,566                     27,657
                                                           -----------------           -----------------          -----------------

OTHER COMPREHENSIVE INCOME (LOSS), AFTER TAX
Change in unrealized net capital gains and losses                     88,008                     (52,672)                    18,427
                                                           -----------------           -----------------          -----------------

COMPREHENSIVE INCOME (LOSS)                                $         118,923           $         (26,106)         $          46,084
                                                           =================           =================          =================







                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                      DECEMBER 31,
                                                                         -------------------------------------
                                                                               2000                 1999
                                                                         ----------------     ----------------
($ in thousands, except par value data)
ASSETS
Investments
  Fixed income securities, at fair value
   (amortized cost $2,260,087 and $1,858,216)                            $      2,476,132     $      1,912,545
  Mortgage loans                                                                  207,857              166,997
  Short-term                                                                       58,224               46,037
  Policy loans                                                                     31,772               31,109
                                                                         ----------------     ----------------
     Total investments                                                          2,773,985            2,156,688

Cash                                                                                2,162                1,135
Deferred policy acquisition costs                                                 124,601              106,932
Accrued investment income                                                          32,422               25,712
Reinsurance recoverables, net                                                       1,269                1,949
Other assets                                                                        7,980                7,803
Separate Accounts                                                                 560,089              443,705
                                                                         ----------------     ----------------
     TOTAL ASSETS                                                        $      3,502,508     $      2,743,924
                                                                         ================     ================

LIABILITIES
Reserve for life-contingent contract benefits                            $      1,226,349     $      1,098,016
Contractholder funds                                                            1,107,495              839,157
Current income taxes payable                                                       11,723               10,132
Deferred income taxes                                                              53,181                3,077
Other liabilities and accrued expenses                                            117,304               41,218
Payable to affiliates, net                                                          3,556                4,731
Separate Accounts                                                                 560,089              443,705
                                                                         ----------------     ----------------
     TOTAL LIABILITIES                                                          3,079,697            2,440,036
                                                                         ----------------     ----------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000
   shares authorized, issued and outstanding                                        2,500                2,500
Additional capital paid-in                                                         45,787               45,787
Retained income                                                                   256,282              225,367

Accumulated other comprehensive income:
  Unrealized net capital gains                                                    118,242               30,234
                                                                         ----------------     ----------------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                                 118,242               30,234
                                                                         ----------------     ----------------
     TOTAL SHAREHOLDER'S EQUITY                                                   422,811              303,888
                                                                         ----------------     ----------------
     TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $      3,502,508     $      2,743,924
                                                                         ================     ================



                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                         DECEMBER 31,
                                                                   -----------------------------------------------------------
                                                                         2000                 1999                  1998
                                                                   ----------------     ----------------      ----------------
($ in thousands)
COMMON STOCK
Balance, beginning of year                                         $          2,500     $          2,000      $          2,000
Issuance of stock                                                                 -                  500                     -
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                          2,500                2,500                 2,000
                                                                   ----------------     ----------------      ----------------

ADDITIONAL CAPITAL PAID-IN                                         $         45,787     $         45,787      $         45,787
                                                                   ----------------     ----------------      ----------------

RETAINED INCOME
Balance, beginning of year                                         $        225,367     $        198,801      $        171,144
Net income                                                                   30,915               26,566                27,657
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                        256,282              225,367               198,801
                                                                   ----------------     ----------------      ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                         $         30,234     $         82,906      $         64,479
Change in unrealized net capital gains
     and losses                                                              88,008              (52,672)               18,427
                                                                   ----------------     ----------------      ----------------
Balance, end of year                                                        118,242               30,234                82,906
                                                                   ----------------     ----------------      ----------------

TOTAL SHAREHOLDER'S EQUITY                                         $        422,811     $        303,888      $        329,494
                                                                   ================     ================      ================






                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                     --------------------------------------------------------------
($ in thousands)                                                          2000                    1999                    1998
                                                                     --------------          --------------          --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                           $       30,915          $       26,566          $    27,657
Adjustments to reconcile net income to net cash
    provided by operating activities
       Amortization and other non-cash items                                (45,051)                (37,619)             (34,890)
       Realized capital gains and losses                                      5,181                   2,096               (4,697)
       Interest credited to contractholder funds                             52,499                  36,736               41,200
       Changes in:
           Life-contingent contract benefits and
               contractholder funds                                          75,031                  38,527               53,343
           Deferred policy acquisition costs                                (25,303)                (17,262)             (16,693)
           Income taxes payable                                               4,305                   2,094               13,865
           Other operating assets and liabilities                           (11,916)                 13,049              (15,974)
                                                                     --------------          --------------          -----------
               Net cash provided by operating activities                     85,661                  64,187               63,811
                                                                     --------------          --------------          -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                              164,125                 161,443               65,281
Investment collections
       Fixed income securities                                               42,449                  21,822              159,648
       Mortgage loans                                                        15,681                   7,479                5,855
Investments purchases
       Fixed income securities                                             (516,908)               (383,961)            (292,444)
       Mortgage loans                                                       (55,914)                (31,888)             (24,252)
Change in short-term investments, net                                        16,139                  29,493              (55,846)
Change in policy loans, net                                                    (663)                 (1,489)              (2,020)
                                                                     --------------          --------------          -----------
               Net cash used in investing activities                       (335,091)               (197,101)            (143,778)
                                                                     --------------          --------------          -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock                                            -                     500                    -
Contractholder fund deposits                                                408,711                 197,439              137,473
Contractholder fund withdrawals                                            (158,254)                (67,007)             (54,782)
                                                                     --------------          --------------          -----------
               Net cash provided by financing activities                    250,457                 130,932               82,691
                                                                     --------------          --------------          -----------

NET INCREASE (DECREASE) IN CASH                                               1,027                  (1,982)               2,724
CASH AT THE BEGINNING OF YEAR                                                 1,135                   3,117                  393
                                                                     --------------          --------------          -----------
CASH AT END OF YEAR                                                  $        2,162          $        1,135          $     3,117
                                                                     ==============          ==============          ===========


                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

     To conform with the 2000 presentation, certain amounts in the prior year's financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     The Company markets a broad line of life insurance and investment products in the state of New York through a combination of Allstate agents, which include life specialists and Personal Financial Representatives, securities firms, banks, specialized brokers and direct response marketing. Life insurance products consist of interest-sensitive life, traditional products, including term and whole life and immediate annuities with life contingencies. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted and variable annuities. In 2000, annuity premiums and deposits represented 88.2% of the Company's total statutory premiums and deposits.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affliliated entities with which the Company has alliances could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds and mortgage-backed and asset-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions for losses are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and includes collateral received in connection with certain securities lending activities. Policy loans are carried at the unpaid principal balances.

     Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company utilizes financial futures contracts that are derivative financial instruments. By meeting specific criteria, these futures are designated as accounting hedges and accounted for on a deferral basis. In order to qualify as accounting hedges, financial futures contracts must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with a hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

     If subsequent to entering into a hedge transaction, the financial futures contract becomes ineffective (including if the occurrence of a hedged anticipatory transaction is no longer probable), the Company may terminate the derivative position. Gains and losses on ineffective hedges are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of the hedged item.

     The Company accounts for financial futures as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified. Under deferral accounting, gains and losses on financial futures contracts are deferred as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains and losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity. The gains and losses deferred are then recognized in conjunction with the earnings on the hedged item. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products and certain annuities with life contingencies. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholders, interest credited to the contractholder account balances and one or more amounts assessed against the contractholders. Premiums from these contracts are reported as deposits to the contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


balances for the cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balances.

     Limited payment contracts, a type of life-contingent immediate annuity or traditional life product, are contracts that provide insurance protection over a contract period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Contracts that do not subject the Company to significant risks arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balances for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balances.

     Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS

     Certain costs that vary with and are primarily related to acquiring life and investment business, principally agents or brokers remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized to income.

     For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of the policy issue and are generally not revised during the life of the policy. Any deviations from projected business in-force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the present value of the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded net of tax as a reduction of the unrealized gain or loss included in shareholder's equity.

     The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


current crediting rates.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). Reinsurance recoverables are estimated based upon assumptions consistent with those used in establishing the underlying reinsured contacts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable there from are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

SEPARATE ACCOUNTS

     The Company issues deferred variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

     The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance, immediate annuities with life contingencies and certain variable annuity guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized gains included in shareholder's equity.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans have only off-balance-sheet risk because their contractual amounts are not

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


recorded in the Company's statements of financial position. The contractual amounts and fair values of these instruments are presented in Note 5.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In June 1999, the Financial Accounting Standards Board ("FASB") delayed the effective date of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. The delay in implementation was effected through the issuance of SFAS No. 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, which amends the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities. As required, the Company has prospectively adopted the provisions of SFAS No. 133 and SFAS No. 138 ("statements") as of January 1, 2001. The cumulative impact of adoption is not material to either the financial position or results of operations of the Company.

     Upon adoption, assets and liabilities pertaining to derivatives (some previously off-balance sheet), embedded derivatives and hedged risks are carried at fair value. In connection with adopting the statements, all hedging relationships were designated anew. The Company's economic hedging strategies did not change as a result of adopting the statements, however, the accounting for most other strategies did change. The fair value of the derivative and the hedged risk in economic hedging strategies which qualify for hedge accounting will be matched together in Net income. For derivatives in economic hedging strategies which do not qualify as accounting hedges, the current settlement portion in Net income together with the risk being economically hedged while the change in value of the final settlement portion of the derivative will be classified as a component of Realized capital gains and losses.

     Hedge ineffectiveness from open accounting hedges will be reported in Realized capital gains and losses. Additionally, the market value changes of embedded derivatives reported separately will be classified in Realized capital gains and losses, provided the item is not economically hedged. Separation of the convertible feature from fixed maturity securities generally results in discounted security and a new basis of accretion of discount.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured. (See Note 8 for amounts ceded to ALIC).

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $16,189, $14,561 and $12,747 of structured settlement annuities, a type of immediate annuity, in 2000, 1999 and 1998, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4,392, $4,298 and $5,152 relate to structured settlement annuities with life contingencies and are included in premium income in 2000, 1999 and 1998, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC"), a subsidiary of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments.

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. Reserves recorded by the Company for annuities related to the surety bonds were $1.29 billion and $1.19 billion at December 31, 2000 and 1999, respectively.

BUSINESS OPERATIONS

     The Company utilizes services performed by AIC and ALIC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $15,602, $16,155 and $23,369 in 2000, 1999 and 1998, respectively. A portion of these expenses relate to the acquisition of business that are deferred and amortized over the contract period.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2000 and 1999, respectively.

BROKER/DEALER AGREEMENT

     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, Inc. ("Putnam") for variable annuity contracts sold pursuant to a joint venture agreement between the Company and Putnam. The Company incurred $10,932 of commission expenses and other distribution expenses payable to ADLLC during 2000. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program, for which ADLLC reimbursed the Company $549 for the year ended December 31, 2000.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)

4.   INVESTMENTS

     FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                           GROSS UNREALIZED
                                                    AMORTIZED             ------------------                FAIR
                                                      COST             GAINS              LOSSES            VALUE
                                                      ----             -----              ------            -----
AT DECEMBER 31, 2000
U.S. government and agencies                     $      461,621    $      137,950    $          (81)   $      599,490
Municipal                                                97,310             2,626              (858)           99,078
Corporate                                             1,227,247            70,431           (20,527)        1,277,151
Foreign government                                       66,680            13,367                 -            80,047
Mortgage-backed securities                              368,614            13,004              (669)          380,949
Asset-backed securities                                  38,615               831               (29)           39,417
                                                 --------------    --------------    --------------    --------------
  Total fixed income securities                  $    2,260,087    $      238,209    $      (22,164)   $    2,476,132
                                                 ==============    ==============    ==============    ==============

AT DECEMBER 31, 1999
U.S. government and agencies                     $      413,875    $       53,717    $       (2,705)   $      464,887
Municipal                                                60,256               997            (1,976)           59,277
Corporate                                               996,298            36,303           (31,695)        1,000,906
Foreign government                                       61,987             3,217              (639)           64,565
Mortgage-backed securities                              291,304             4,770            (7,370)          288,704
Asset-backed securities                                  34,496                26              (316)           34,206
                                                 --------------    --------------    --------------    --------------
  Total fixed income securities                  $    1,858,216    $       99,030    $      (44,701)   $    1,912,545
                                                 ==============    ==============    ==============    ==============

SCHEDULED MATURITIES
      The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                                                          AMORTIZED           FAIR
                                                                             COST             VALUE
                                                                             ----             -----
Due in one year or less                                                 $      11,073    $      11,075
Due after one year through five years                                         310,910          318,412
Due after five years through ten years                                        291,686          302,094
Due after ten years                                                         1,239,189        1,424,185
                                                                        -------------    -------------
                                                                            1,852,858        2,055,766
Mortgage- and asset-backed securities                                         407,229          420,366
                                                                        -------------    -------------
  Total                                                                 $   2,260,087    $   2,476,132
                                                                        =============    =============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                                            2000             1999               1998
                                                                   ----             ----               ----
Fixed income securities                                       $     160,919     $     135,561     $     124,100
Mortgage loans                                                       14,899            12,346            10,309
Other                                                                 3,227             3,495             2,940
                                                              -------------     -------------     -------------
  Investment income, before expense                                 179,045           151,402           137,349
  Investment expense                                                  2,506             3,071             2,936
                                                              -------------     -------------     -------------
  Net investment income                                       $     176,539     $     148,331     $     134,413
                                                              =============     =============     =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX
YEAR ENDED DECEMBER 31,                                            2000             1999               1998
                                                                   ----             ----               ----
Fixed income securities                                       $      (2,089)    $      (2,207)    $       4,755
Mortgage loans                                                          697                42               (65)
Other                                                                (3,789)               69                 7
                                                              -------------     -------------     -------------

   Realized capital gains and losses                                 (5,181)           (2,096)            4,697
   Income taxes                                                       1,813              (765)            1,644
                                                              -------------     -------------     -------------
   Realized capital gains and losses, after tax               $      (3,368)    $      (1,331)    $       3,053
                                                              =============     =============     =============

     Excluding calls and prepayments, gross gains of $2,986, $1,713 and $2,905 and gross losses of $8,864, $3,845 and $164 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively.

UNREALIZED NET CAPITAL GAINS

     Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                                                GROSS UNREALIZED              UNREALIZED
                                    AMORTIZED COST     FAIR VALUE           GAINS             LOSSES           NET GAINS
                                    --------------     -----------       -----------       -----------       -----------
Fixed income securities              $ 2,260,087       $ 2,476,132       $   238,209       $   (22,164)      $   216,045
                                     -----------       -----------       -----------       -----------       -----------
Reserve for life-contingent
  contract benefits                                                                                              (26,500)
Deferred acquisition costs                                                                                        (7,634)
Deferred income taxes                                                                                            (63,669)
                                                                                                             -----------
Unrealized net capital gains                                                                                 $   118,242
                                                                                                             ===========

CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                                                       2000             1999              1998
                                                                              ----             ----              ----
Fixed income securities                                                  $   161,716       $  (262,766)      $    70,948
Reserves for life contingent-contract benefits                               (18,685)          179,891           (42,251)
Deferred income taxes                                                        (47,389)           28,362            (9,922)
Deferred policy acquisition costs and other                                   (7,634)            1,841              (348)
                                                                         -----------       -----------       -----------
Increase (decrease) in unrealized net capital gains                      $    88,008       $   (52,672)      $    18,427
                                                                         ===========       ===========       ===========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES

     Pretax provisions for investment losses, principally relating to valuation allowances on mortgage loans were $114 in 1998. There were no provisions for investment losses in 2000 or 1999.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The Company had no impaired loans at December 31, 2000 and 1999.

     The valuation allowance for mortgage loans at December 31, 2000, 1999 and 1998 were $119, $600 and $600, respectively. Net additions and reductions to the mortgage loan valuation allowances were ($481), $0 and $114 for the year ended December 31, 2000, 1999 and 1998, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The largest concentrations in the portfolio are presented below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

(% of municipal bond portfolio carrying value)                                    2000                 1999
                                                                                  ----                 ----
         California                                                               23.4%                20.2%
         Pennsylvania                                                             14.9                  7.5
         Nebraska                                                                 10.8                  -
         Ohio                                                                     10.7                 16.4
         Nevada                                                                    8.6                  -
         Utah                                                                      8.1                  -
         Illinois                                                                  6.9                 11.6

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

(% of commercial mortgage portfolio carrying value)                               2000                 1999
                                                                                  ----                 ----
         California                                                               30.8%                34.9%
         New York                                                                 26.8                 27.6
         New Jersey                                                               16.0                 12.3
         Illinois                                                                 14.3                 13.2
         Pennsylvania                                                              6.8                  9.7

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

(% of commercial mortgage portfolio carrying value)                               2000                 1999
                                                                                  ----                 ----
         Retail                                                                    29.0%                33.1%
         Office buildings                                                          21.2                 18.9
         Warehouse                                                                 18.4                 18.5
         Apartment complex                                                         17.4                 15.8
         Industrial                                                                 6.9                  4.6
         Other                                                                      7.1                  9.1
                                                                                  ------               ------
                                                                                  100.0%               100.0%
                                                                                  ======               ======

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2000, are as follows:

                                                      NUMBER OF LOANS      CARRYING VALUE           PERCENT
                                                      ---------------      --------------           -------
2001                                                              3        $        3,072             1.5%
2002                                                              2                 5,631             2.7
2003                                                              0                     -               -
2004                                                              3                 3,739             1.8
2005                                                              3                 7,696             3.7
Thereafter                                                       39               187,719            90.3
                                                        -----------        --------------           ------
     Total                                                       50        $      207,857           100.0%
                                                        ===========        ==============           ======

     In 2000, $4.5 million of commercial mortgage loans were contractually due. Of these, 51.1% were paid as due and 48.9% were refinanced at prevailing market terms.

     The Company participates in securities lending programs with third parties, primarily large brokerage firms. At December 31, 2000, fixed income securities with a carrying value of $89,241 have been pledged as collateral under these lending agreements. As security, the Company receives cash collateral that is included in Short-term investments with an offsetting liability recorded in Other liabilities.

SECURITIES ON DEPOSIT

     At December 31, 2000, fixed income securities with a carrying value of $2,159 were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values approximate fair value.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                               2000                                       1999
                             ----------------------------------------   ---------------------------------------
                                  CARRYING               FAIR                 CARRYING             FAIR
                                   VALUE                 VALUE                 VALUE               VALUE
                                   -----                 -----                 -----               -----
Fixed income securities        $  2,476,132          $  2,476,132          $  1,912,545        $  1,912,545
Mortgage loans                      207,857               212,345               166,997             159,853
Short-term                           58,224                58,224                46,037              46,037
Policy loans                         31,772                31,772                31,109              31,109
Separate Accounts                   560,089               560,089               443,705             443,705

CARRYING VALUE AND FAIR VALUE INCLUDES THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

     Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values approximate fair value.

     The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                  2000                                    1999
                             ----------------------------------------   ---------------------------------------
                                  CARRYING               FAIR                CARRYING              FAIR
                                   VALUE                 VALUE                 VALUE               VALUE
                                   -----                 -----                 -----               -----
Contractholder funds on
   investment contracts        $    874,158          $    850,767           $    627,488       $    605,113
Separate Accounts                   560,089               560,089                443,705            443,705

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The only derivative financial instruments used by the Company are financial futures contracts. The Company primarily uses this derivative financial instrument to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The following table summarizes the contract amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                                 CARRYING VALUE
                                                CONTRACT        CREDIT               FAIR            ASSETS/
                                                 AMOUNT         EXPOSURE             VALUE        (LIABILITIES)
                                                 ------         --------             -----         -----------
AT DECEMBER 31, 2000
--------------------
Financial futures contracts                    $    21,500     $        -        $        (32)    $        (54)

AT DECEMBER 31, 1999
--------------------
Financial futures contracts                    $     8,700     $        -        $        (29)    $        588

CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES.

     The contract amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date. The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

     Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes financial futures contracts to manage its market risk related to anticipatory investment purchases and sales. Financial futures used as hedges of anticipatory transactions pertain to identified transactions that are probable to occur and are generally completed within 90 days.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges are generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to borrowers. At December 31, 2000, the Company did not have any mortgage loan commitments outstanding.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


6.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2000 and 1999 are as follows:

                                                                      2000                   1999
                                                                      ----                   ----
          Balance, beginning of year                             $     106,932          $      87,830
          Acquisition costs deferred                                    39,047                 26,247
          Amortization charged to income                               (21,994)                (8,861)
          Adjustment from unlocking assumptions                          8,250                   (124)
          Effect of unrealized gains and (losses)                       (7,634)                 1,840
                                                                 -------------          -------------
          Balance, end of year                                   $     124,601          $     106,932
                                                                 =============          =============

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                          2000             1999
                                                                          ----             ----
          Immediate annuities:
             Structured settlement annuities                          $ 1,147,530      $ 1,024,049
             Other immediate annuities                                      4,449            2,933
          Traditional life                                                 72,157           70,254
          Other                                                             2,213              780
                                                                      -----------      -----------
             Total Reserve for life-contingent contract benefits      $ 1,226,349      $ 1,098,016
                                                                      ===========      ===========

     The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 3.5% to 11.5% for immediate annuities and 4.0% to 7.8% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established, if necessary, and have been recorded for the structured settlement annuity business and for certain immediate annuities with life contingencies. A liability of $26.5 million and $8 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2000 and 1999, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     At December 31, Contractholder funds consists of the following:

                                                                    2000                    1999
                                                                    ----                    ----
          Interest-sensitive life                               $   233,320             $   211,729
          Fixed annuities:
               Immediate annuities                                  337,282                 303,564
               Deferred annuities                                   486,893                 273,864
          Other investment contracts                                 50,000                  50,000
                                                                -----------             -----------
               Total contractholder funds                       $ 1,107,495             $   839,157
                                                                ===========             ===========

     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.3% to 7.0% for interest-sensitive life contracts; 3.5% to 9.8% for immediate annuities; 4.6% to 8.0% for deferred annuities and 6.6% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 8.1% of deferred annuities are subject to a market value adjustment.

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.
(See Note 3 for discussion of reinsurance agreements with ALIC.)

                                                                                       2000         1999         1998
                                                                                       ----         ----         ----
PREMIUMS AND CONTRACT CHARGES
Direct                                                                              $ 150,498    $ 105,580    $ 121,881
Assumed - non-affiliate                                                                 1,194        1,047          375
Ceded
    Affiliate                                                                          (4,621)      (3,408)      (2,518)
    Non-affiliate                                                                        (870)        (845)        (686)
                                                                                    ---------    ---------    ---------
      Premiums and contract charges, net of reinsurance                             $ 146,201    $ 102,374    $ 119,052
                                                                                    =========    =========    =========

                                                                                       2000         1999         1998
                                                                                       ----         ----         ----
POLICY BENEFITS AND CERTAIN COSTS AND EXPENSES
Direct                                                                              $ 271,326    $ 208,292    $ 216,074
Assumed - non-affiliate                                                                   559          509          205
Ceded
    Affiliate                                                                            (496)        (211)        (315)
    Non-affiliate                                                                        (361)      (1,187)        (393)
                                                                                    ---------    ---------    ---------
      Policy benefits and certain costs and expenses, net of reinsurance            $ 271,028    $ 207,403    $ 215,571
                                                                                    =========    =========    =========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     Included in reinsurance recoverables at December 31, 2000 and 1999 are the net amounts owed to ALIC of $569 and $458, respectively.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company's business is subject to the effect of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     In the normal course of its business, the Company is involved in pending and threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is in the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expense related to these funds have been immaterial.

MARKETING AND COMPLIANCE ISSUES

     Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization that advocates ethical market conduct.

10.  INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


     The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                             2000            1999
                                                                             ----            ----
DEFERRED ASSETS
Life and annuity reserves                                                $    49,070     $    42,248
Discontinued operations                                                          366             366
Other postretirement benefits                                                    284             296
Other assets                                                                   1,150           1,319
                                                                         -----------     -----------

      Total deferred assets                                                   50,870          44,229

DEFERRED LIABILITIES

Deferred policy acquisition costs                                            (32,047)        (25,790)
Unrealized net capital gains                                                 (63,669)        (16,280)
Difference in tax bases of investments                                        (5,952)         (3,194)
Prepaid commission expense                                                      (759)           (682)
Other liabilities                                                             (1,624)         (1,360)
                                                                         -----------     -----------

      Total deferred liabilities                                            (104,051)        (47,306)
                                                                         -----------     -----------

      Net deferred liability                                             $   (53,181)    $    (3,077)
                                                                         ===========     ===========

     Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

                                                        2000         1999         1998
                                                        ----         ----         ----
Current                                               $ 12,901     $  8,650     $ 13,679
Deferred                                                 2,715        5,990        1,255
                                                      --------     --------     --------
      Total income tax expense                        $ 15,616     $ 14,640     $ 14,934
                                                      ========     ========     ========

     The Company paid income taxes of $11,310, $12,547 and $3,788 in 2000, 1999 and 1998, respectively. The Company had a current income tax liability of $11,723 and $10,132 at December 31, 2000 and 1999, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                              2000             1999              1998
                                                              ----             ----              ----
Statutory federal income tax rate                            35.0%            35.0%             35.0%
State income tax expense                                      1.0              1.6               1.6
Other                                                        (2.4)            (1.1)             (1.5)
                                                             ----             ----              ----
Effective income tax rate                                    33.6%            35.5%             35.1%
                                                             ====             ====              ====

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $389, will result in federal income taxes payable of $136 if distributed by the Company. No provision

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  STATUTORY FINANCIAL INFORMATION

     The Company's statutory capital and surplus was $238,158 and $214,738 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $26,088, $18,767 and $13,649 for the years ended December 31, 2000, 1999 and
1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

     The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, New York, has rejected certain accounting principles, specifically Statement of Statutory Accounting Principle ("SSAP") No. 10, accounting for taxes and continues to review codification and existing statutory accounting requirements to align existing state laws and regulations as necessary. The Company currently estimates it will record an increase to surplus of approximately $4.5 million at implementation. The increase to surplus is primarily due to favorable treatment investment write-downs receive within the asset valuation reserve and the reclassification of private placement prepayment penalties and mortgage loan make-whole fees from the interest maintenance reserve to investment income. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the New York State Insurance Department is $23,566.

     In the twelve-month period beginning January 1, 2000, the Company did not pay any dividends.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above a level that would require regulatory action.

12.  BENEFIT PLANS

PENSION PLANS

     Defined benefit pension plans, sponsored by AIC, cover domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

                                ($ IN THOUSANDS)


compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The (benefit) and cost to the Company included in net income was $(62), $(263) and $382 for the pension plans in 2000, 1999 and 1998, respectively.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans.

PROFIT SHARING PLAN

     Employees of the Corporation are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). Contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense was $198, $176, $567 in 2000, 1999 and 1998, respectively.

13.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                                1999                              1998
                            ---------------------------------- ----------------------------------- --------------------------------
                                                      After-                              After-                            After-
                               Pretax       Tax        tax        Pretax       Tax         tax       Pretax       Tax        tax
                               ------       ---        ---        ------       ---         ---       ------       ---        ---
UNREALIZED CAPITAL GAINS
 AND LOSSES:
   Unrealized holding
      gains (losses)
      arising during
      the period             $ 129,754   $ (45,414)  $ 84,340   $ (83,241)  $  29,134   $ (54,107)  $ 33,218   $ (11,626)  $ 21,592
   Less: reclassification
      adjustments               (5,643)      1,975     (3,668)     (2,207)        772      (1,435)     4,869      (1,704)     3,165
                             ---------   ---------   --------   ---------   ---------   ---------   --------   ---------   --------
Unrealized net capital
  gains (losses)               135,397     (47,389)    88,008     (81,034)     28,362     (52,672)    28,349      (9,922)    18,427
                             ---------   ---------   --------   ---------   ---------   ---------   --------   ---------   --------
Other comprehensive
  income (loss)              $ 135,397   $ (47,389)  $ 88,008   $ (81,034)  $  28,362   $ (52,672)  $ 28,349   $  (9,922)  $ 18,427
                             =========   =========   ========   =========   =========   =========   ========   =========   ========

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE

                                ($ IN THOUSANDS)

                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 2000                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    15,916,421    $      1,592,962    $    14,323,459
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $       143,550    $          4,706    $       138,844
    Accident and health                                                   8,142                 785              7,357
                                                                ---------------    ----------------    ---------------
                                                                $       151,692    $          5,491    $       146,201
                                                                ===============    ================    ===============


                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 1999                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    14,140,049    $      1,066,993    $    13,073,056
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $        99,760    $          3,397    $        96,363
    Accident and health                                                   6,867                 856              6,011
                                                                ----------------   ----------------    ---------------
                                                                $       106,627    $          4,253    $       102,374
                                                                ===============    ================    ===============


                                                                      GROSS                                   NET
YEAR ENDED DECEMBER 31, 1998                                         AMOUNT              CEDED              AMOUNT
----------------------------                                         ------              -----              ------
Life insurance in force                                         $    12,656,826    $        857,500    $    11,799,326
                                                                ===============    ================    ===============

Premiums and contract charges:
    Life and annuities                                          $       116,455    $          2,318    $       114,137
    Accident and health                                                   5,801                 886              4,915
                                                                ---------------    ----------------    ---------------
                                                                $       122,256    $          3,204    $       119,052
                                                                ===============    ================    ===============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                ($ IN THOUSANDS)

                                                    BALANCE AT       CHARGED TO                         BALANCE AT
                                                    BEGINNING         COSTS AND                           END OF
                                                    OF PERIOD         EXPENSES         DEDUCTIONS         PERIOD
                                                    ---------         --------         ----------         ------
YEAR ENDED DECEMBER 31, 2000
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         600     $          -      $        481     $         119
                                                  =============     ============      ============     =============

YEAR ENDED DECEMBER 31, 1999
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         600     $          -      $          -     $         600
                                                  =============     ============      ============     =============

YEAR ENDED DECEMBER 31, 1998
----------------------------
Allowance for estimated losses
   on mortgage loans                              $         486     $        114      $          -     $         600
                                                  =============     ============      ============     =============

                                    --------------------------------------------
                                    ALLSTATE LIFE OF
                                    NEW YORK
                                    VARIABLE ANNUITY
                                    ACCOUNT II

                                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
                                    AND FOR THE PERIODS ENDED DECEMBER 31, 2000
                                    AND DECEMBER 31, 1999, AND INDEPENDENT
                                    AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statement of net assets of Allstate Life of New York Variable Annuity Account II (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Life of New York Variable Annuity Account II as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the periods then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------



      ASSETS
      Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
          Aggressive Equity,  322,378 shares (cost $4,966,091)                                                $ 4,613,226
          Capital Growth,  482,397 shares (cost $8,938,677)                                                     9,676,892
          Competitive Edge "Best Ideas",  337,100 shares (cost $3,649,080)                                      3,431,674
          Dividend Growth,  4,495,776 shares (cost $72,249,220)                                                65,188,750
          Equity,  1,725,877 shares (cost $62,236,113)                                                         68,465,553
          European Growth,  1,001,387 shares (cost $22,296,787)                                                25,405,185
          Global Dividend Growth,  1,403,299 shares (cost $17,420,139)                                         17,864,001
          High Yield,  1,587,063 shares (cost $8,446,855)                                                       3,856,564
          Income Builder,  185,322 shares (cost $2,112,618)                                                     2,012,592
          Information,  17,916 shares (cost $167,800)                                                             166,796
          Money Market,  13,250,587 shares (cost $13,250,587)                                                  13,250,587
          Pacific Growth,  605,420 shares (cost $4,900,976)                                                     3,366,134
          Quality Income Plus,  2,323,763 shares (cost $24,344,324)                                            23,748,855
          S&P 500 Index,  768,171 shares (cost $9,280,055)                                                      9,256,458
          Short-term Bond,  6,482 shares (cost $64,190)                                                            64,564
          Strategist,  2,090,412 shares (cost $30,737,085)                                                     34,826,268
          Utilities,  1,255,056 shares (cost $21,156,447)                                                      27,209,615

      Allocation to Sub-Accounts investing in The Universal Institutional Funds, Inc. (a):
          Emerging Markets Equity,  99,809 shares (cost $1,084,302)                                               707,645
          Equity Growth,  186,403 shares (cost $3,597,441)                                                      3,124,116
          International Magnum,  86,937 shares (cost $1,088,580)                                                1,024,116
          Mid Cap Value,  14,447 shares (cost $239,509)                                                           217,434
          U.S. Real Estate,  32,945 shares (cost $342,892)                                                        379,198

      Allocation to Sub-Account investing in the Van Kampen Life Investment Trust:
          LIT Emerging Growth  165,271 shares (cost $7,296,164)                                                 6,848,844

      Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds:
          AIM V.I. Capital Appreciation,  20,685 shares (cost $821,238)                                           637,936
          AIM V.I. Growth,  19,471 shares (cost $649,648)                                                         483,276
          AIM V.I. Value,  26,533 shares (cost $849,051)                                                          724,622

      Allocation to Sub-Accounts investing in the Alliance Variable Product Series Fund:
          Alliance Growth,  12,077 shares (cost $339,634)                                                         301,808
          Alliance Growth & Income,  21,231 shares (cost $468,548)                                                489,581
          Alliance Premier Growth,  22,008 shares (cost $851,778)                                                 702,719


      (a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS (continued)
DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------

      ASSETS
      Allocation to Sub-Accounts investing In the Putnam Variable Trust:
          Growth & Income,  12,298 shares (cost $299,122)                                       $      316,786
          International Growth,  31,243 shares (cost $574,511)                                         552,066
          Voyager,  20,007 shares (cost $1,166,807)                                                    973,156

      Allocation to Sub-Accounts investing In the Morgan Stanley Dean Witter Variable
      Investment Series (Class Y Shares):
          Aggressive Equity,  2,876 shares (cost $43,856)                                               41,099
          Capital Growth,  1,247 shares (cost $25,094)                                                  24,969
          Equity,  1,039 shares (cost $43,817)                                                          41,196
          European Growth,  306 shares (cost $7,499)                                                     7,759
          Strategist,  1,816 shares (cost $31,268)                                                      30,230
          Utilities,  467 shares (cost $10,086)                                                         10,129
                                                                                                 -------------
               Total Assets                                                                        330,042,399

      LIABILITIES
      Payable to Allstate Life Insurance Company of New York:
          Accrued contract maintenance charges                                                          78,120
                                                                                                 -------------

               Net Assets                                                                        $ 329,964,279
                                                                                                 =============


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------------




                                                                  Morgan Stanley Dean Witter Variable Investment
                                                                               Series Sub-Accounts
                                                                  ------------------------------------------------
                                                                                                       Competitive
                                                                     Aggressive        Capital             Edge
                                                                      Equity           Growth         "Best Ideas"
                                                                  -------------   --------------   ---------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $      1,672     $  1,587,743     $      14,528
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                  (49,392)        (122,837)          (47,944)
           Administrative expense                                       (3,822)          (9,598)           (3,594)
                                                                  ------------     ------------     -------------

               Net investment income (loss)                            (51,542)       1,455,308           (37,010)
                                                                  ------------     ------------     -------------


      REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                         667,646        1,193,960           451,686
           Cost of investments sold                                    682,661          949,559           407,411
                                                                  ------------     ------------     -------------

               Net realized gains (losses)                             (15,015)         244,401            44,275
                                                                  ------------     ------------     -------------

      Change in unrealized gains (losses)                             (402,654)      (1,748,253)         (740,865)
                                                                  ------------     ------------     -------------

               Net gains (losses) on investments                      (417,669)      (1,503,852)         (696,590)
                                                                  ------------     ------------     -------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $   (469,211)    $    (48,544)    $    (733,600)
                                                                  ============     ============     =============


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------




                                                                     Morgan Stanley Dean Witter Variable
                                                                        Investment Series Sub-Accounts
                                                                  -----------------------------------------


                                                                       Dividend
                                                                        Growth                Equity
                                                                  -------------------   -------------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                                    $      15,948,433     $      12,088,668
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                       (845,651)             (984,163)
           Administrative expense                                            (66,253)             (119,145)
                                                                   -----------------     -----------------

               Net investment income (loss)                               15,036,529            10,985,360
                                                                   ------------------     -----------------


      REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                            22,377,705            10,856,844
           Cost of investments sold                                       23,900,759             8,048,001
                                                                  ------------------     -----------------

               Net realized gains (losses)                                (1,523,054)            2,808,843
                                                                  ------------------     -----------------

      Change in unrealized gains (losses)                                (12,543,718)          (25,246,762)
                                                                  ------------------     -----------------

               Net gains (losses) on investments                         (14,066,772)          (22,437,919)
                                                                  ------------------     -----------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $          969,757     $     (11,452,559)
                                                                  ==================     =================


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------




                                                                  Morgan Stanley Dean Witter Variable Investment
                                                                                Series Sub-Accounts
                                                                  ---------------------------------------------------------

                                                                                               Global
                                                                           European           Dividend            High
                                                                            Growth             Growth             Yield
                                                                  -------------------   ----------------   ----------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $        4,408,518   $      1,863,977   $      1,147,844
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                       (354,092)          (239,755)           (83,803)
           Administrative expense                                            (27,786)           (18,932)            (6,626)
                                                                  ------------------   ----------------   ----------------

               Net investment income (loss)                                4,026,640          1,605,290          1,057,415
                                                                  ------------------   ----------------   ----------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                             4,952,691          5,204,450          3,171,703
           Cost of investments sold                                        3,760,268          4,988,837          4,822,310
                                                                  ------------------   ----------------   ----------------

               Net realized gains (losses)                                 1,192,423            215,613         (1,650,607)
                                                                  ------------------   ----------------   ----------------

      Change in unrealized gains (losses)                                 (7,108,416)        (2,831,976)        (1,535,168)
                                                                  ------------------   ----------------   ----------------

               Net gains (losses) on investments                          (5,915,993)        (2,616,363)        (3,185,775)
                                                                  ------------------   ----------------   ----------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $       (1,889,353)  $     (1,011,073)  $     (2,128,360)
                                                                  ==================   ================   ================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------




                                                                  Morgan Stanley Dean Witter Variable
                                                                    Investment Series Sub-Accounts
                                                                  -----------------------------------


                                                                       Income
                                                                       Builder       Information (d)
                                                                  ---------------    ---------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $      113,420    $             -
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                    (27,895)               (63)
           Administrative expense                                         (2,145)                (5)
                                                                  --------------    ---------------

               Net investment income (loss)                               83,380                (68)
                                                                  --------------    ---------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                         1,014,586                 52
           Cost of investments sold                                    1,063,165                 52
                                                                  --------------    ---------------

               Net realized gains (losses)                               (48,579)                 -
                                                                  --------------    ---------------

      Change in unrealized gains (losses)                                (81,680)            (1,004)
                                                                  --------------    ---------------

               Net gains (losses) on investments                        (130,259)            (1,004)
                                                                  --------------    ---------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $      (46,879)   $        (1,072)
                                                                  ==============    ===============


      (d) For the Period Beginning November 6, 2000 and Ended December 31, 2000


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------------




                                                                         Morgan Stanley Dean Witter Variable Investment
                                                                                     Series Sub-Accounts
                                                                  -------------------------------------------------------------

                                                                                                                 Quality
                                                                        Money              Pacific               Income
                                                                        Market              Growth                Plus
                                                                  -------------------   -----------------     -----------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $          813,987   $          79,692     $       1,698,974
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                       (176,837)            (63,615)             (314,368)
           Administrative expense                                            (13,894)             (5,001)              (24,556)
                                                                  ------------------   -----------------     -----------------

               Net investment income (loss)                                  623,256              11,076             1,360,050
                                                                  ------------------   -----------------     -----------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                            12,901,641           2,240,433             7,931,982
           Cost of investments sold                                       12,901,641           2,548,385             8,451,316
                                                                  ------------------   -----------------     -----------------

               Net realized gains (losses)                                         -            (307,952)             (519,334)
                                                                  ------------------   -----------------     -----------------

      Change in unrealized gains (losses)                                          -          (1,612,153)            1,375,087
                                                                  ------------------   -----------------     -----------------

               Net gains (losses) on investments                                   -          (1,920,105)              855,753
                                                                  ------------------   -----------------     -----------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $          623,256   $      (1,909,029)    $       2,215,803
                                                                  ==================   =================     =================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------




                                                                      Morgan Stanley Dean Witter Variable
                                                                         Investment Series Sub-Accounts
                                                                  -----------------------------------------


                                                                       S&P 500              Short-term
                                                                        Index                  Bond
                                                                  -------------------   -------------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $           91,760    $            1,862
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                       (120,480)                 (431)
           Administrative expense                                             (9,023)                  (34)
                                                                  ------------------    ------------------

               Net investment income (loss)                                  (37,743)                1,397
                                                                 -------------------    ------------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                             1,364,748                25,342
           Cost of investments sold                                        1,240,656                25,351
                                                                  ------------------    ------------------

               Net realized gains (losses)                                   124,092                    (9)
                                                                  ------------------    ------------------

      Change in unrealized gains (losses)                                 (1,119,537)                  400
                                                                  ------------------    ------------------

               Net gains (losses) on investments                            (995,445)                  391
                                                                  ------------------    ------------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $       (1,033,188)   $            1,788
                                                                  ==================    ==================


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------


                                                                               Morgan Stanley
                                                                            Dean Witter Variable
                                                                        Investment Series Sub-Accounts
                                                                  ---------------------------------------



                                                                      Strategist          Utilities
                                                                  -------------------   -----------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                     $     $ 5,348,554   $       2,301,957
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                       (475,233)           (365,911)
           Administrative expense                                            (37,302)            (28,567)
                                                                   -----------------    ----------------

               Net investment income (loss)                                4,836,019           1,907,479
                                                                   -----------------    ----------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                             7,979,615           5,225,062
           Cost of investments sold                                        6,143,504           3,624,667
                                                                   -----------------    ----------------

               Net realized gains (losses)                                 1,836,111           1,600,395
                                                                   -----------------    ----------------

      Change in unrealized gains (losses)                                 (6,552,871)         (3,023,937)
                                                                   -----------------    ----------------

               Net gains (losses) on investments                          (4,716,760)         (1,423,542)
                                                                   -----------------    ----------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                    %         119,259    $        483,937
                                                                   =================    ================

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------



                                                                      The Universal Institutional Funds, Inc. Sub-Accounts (a)
                                                                  ---------------------------------------------------------------

                                                                      Emerging
                                                                       Markets                 Equity              International
                                                                       Equity                  Growth                  Magnum
                                                                  -----------------     -----------------     -------------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $      122,308        $        196,751      $           33,062
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                    (15,475)                (36,654)                (12,513)
           Administrative expense                                         (1,176)                 (2,767)                   (949)
                                                                  --------------        ----------------      ------------------

               Net investment income (loss)                              105,657                 157,330                  19,600
                                                                  --------------        ----------------      ------------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                           508,400                 805,504                 173,374
           Cost of investments sold                                      461,940                 706,017                 165,768
                                                                  --------------        ----------------      ------------------

               Net realized gains (losses)                                46,460                  99,487                   7,606
                                                                  --------------        ----------------      ------------------

      Change in unrealized gains (losses)                               (675,310)               (787,724)               (158,169)
                                                                  --------------        ----------------      ------------------

               Net gains (losses) on investments                        (628,850)               (688,237)               (150,563)
                                                                  --------------        ----------------      ------------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $     (523,193)       $       (530,907)     $         (130,963)
                                                                  ==============        ================      ==================


      (a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Van Kampen
                                                                                                                  Life Investment
                                                                         The Universal Institutional                    Trust
                                                                         Funds, Inc. Sub-Accounts (a)                Sub-Account
                                                                  -----------------------------------------   --------------------


                                                                       Mid Cap                U.S. Real             LIT Emerging
                                                                      Value (e)                 Estate                 Growth
                                                                  -------------------   -------------------   --------------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $         24,929      $           8,450     $            16,999
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                         (817)                (3,574)                (90,469)
           Administrative expense                                              (64)                  (271)                 (6,904)
                                                                  ----------------      -----------------     -------------------

               Net investment income (loss)                                 24,048                  4,605                 (80,374)
                                                                  ----------------      -----------------     -------------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                              21,601                 80,230               1,419,338
           Cost of investments sold                                         21,577                 78,324               1,174,331
                                                                  ----------------      -----------------     -------------------

               Net realized gains (losses)                                      24                  1,906                 245,007
                                                                  ----------------      -----------------     -------------------

      Change in unrealized gains (losses)                                  (22,075)                58,875              (1,702,494)
                                                                  ----------------      -----------------     -------------------

               Net gains (losses) on investments                           (22,051)                60,781              (1,457,487)
                                                                  ----------------      -----------------     -------------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $          1,997      $          65,386     $        (1,537,861)
                                                                  ================      =================     ===================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------

                                                                           AIM Variable Insurance
                                                                             Funds Sub-Accounts
                                                                   ----------------------------------------

                                                                        AIM V.I.
                                                                        Capital               AIM V.I.
                                                                    Appreciation (e)         Growth (e)
                                                                  -------------------   -------------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $           17,325    $           16,387
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                         (3,336)               (2,241)
           Administrative expense                                               (247)                 (164)
                                                                  ------------------    ------------------

               Net investment income (loss)                                   13,742                13,982
                                                                  ------------------    ------------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                                16,740                 2,632
           Cost of investments sold                                           17,580                 3,040
                                                                  ------------------    ------------------

               Net realized gains (losses)                                      (840)                 (408)
                                                                  ------------------    ------------------

      Change in unrealized gains (losses)                                   (183,302)             (166,372)
                                                                  ------------------    ------------------

               Net gains (losses) on investments                            (184,142)             (166,780)
                                                                  ------------------    ------------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $         (170,400)   $         (152,798)
                                                                  ==================    ==================


        (a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


        (e) For the Period Beginning May 1, 2000 and Ended December 31, 2000


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------


                                                                     AIM Variable
                                                                   Insurance Funds
                                                                     Sub-Accounts
                                                                  -------------------


                                                                       AIM V.I.
                                                                       Value (e)
                                                                  -------------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                    $          31,808
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                         (3,537)
           Administrative expense                                               (265)
                                                                   -----------------

               Net investment income (loss)                                   28,006
                                                                   -----------------


      REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                                11,317
           Cost of investments sold                                           11,604
                                                                   -----------------

               Net realized gains (losses)                                      (287)
                                                                   -----------------

      Change in unrealized gains (losses)                                   (124,429)
                                                                   -----------------

               Net gains (losses) on investments                            (124,716)
                                                                   -----------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                    $         (96,710)
                                                                   =================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------


                                                                                        Alliance Variable
                                                                                       Product Series Fund
                                                                  --------------------------------------------------------------


                                                                       Alliance           Alliance Growth       Alliance Premier
                                                                      Growth (e)           & Income (e)            Growth (e)
                                                                  -------------------   ------------------    ------------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                    $             899    $             392     $             964
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                         (1,396)              (1,628)               (3,390)
           Administrative expense                                               (110)                (124)                 (257)
                                                                   -----------------    -----------------     -----------------

               Net investment income (loss)                                     (607)              (1,360)               (2,683)
                                                                   -----------------    -----------------     -----------------


      REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                               149,410                1,413                 2,968
           Cost of investments sold                                          155,264                1,388                 3,295
                                                                   -----------------    -----------------     -----------------

               Net realized gains (losses)                                    (5,854)                  25                  (327)
                                                                   -----------------    -----------------     -----------------

      Change in unrealized gains (losses)                                    (37,826)              21,033              (149,059)
                                                                   -----------------    -----------------     -----------------

               Net gains (losses) on investments                             (43,680)              21,058              (149,386)
                                                                   -----------------    -----------------     -----------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                    $         (44,287)   $          19,698     $        (152,069)
                                                                   =================    =================     =================


      (e) For the Period Beginning May 1, 2000 and Ended December 31, 2000


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 Putnam Variable Trust Sub-Accounts
                                                                  ------------------------------------------------------------------


                                                                        Growth             International
                                                                     & Income (e)            Growth (e)             Voyager (e)
                                                                  -------------------    -------------------    --------------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $                -     $                -      $                -
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                         (1,263)                (2,272)                 (4,899)
           Administrative expense                                                (93)                  (178)                   (368)
                                                                  ------------------     ------------------      ------------------

               Net investment income (loss)                                   (1,356)                (2,450)                 (5,267)
                                                                  ------------------     ------------------      ------------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                                 1,410                 23,332                   4,447
           Cost of investments sold                                            1,377                 23,257                   4,889
                                                                  ------------------     ------------------      ------------------

               Net realized gains (losses)                                        33                     75                    (442)
                                                                  ------------------     ------------------      ------------------

      Change in unrealized gains (losses)                                     17,664                (22,445)               (193,651)
                                                                  ------------------     ------------------      ------------------

               Net gains (losses) on investments                              17,697                (22,370)               (194,093)
                                                                  ------------------     ------------------      ------------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $           16,341     $          (24,820)     $         (199,360)
                                                                  ==================     ==================      ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------

                                                                          Morgan Stanley Dean Witter
                                                                          Variable Investment Series
                                                                        (Class Y Shares) Sub-Accounts
                                                                  ------------------------------------------


                                                                      Aggressive              Capital
                                                                      Equity (e)             Growth (e)
                                                                  -------------------    -------------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $                -     $                -
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                            (83)                   (49)
           Administrative expense                                                 (6)                    (3)
                                                                  ------------------     ------------------

               Net investment income (loss)                                      (89)                   (52)
                                                                  ------------------     ------------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                                   335                    205
           Cost of investments sold                                              366                    214
                                                                  ------------------     ------------------

               Net realized gains (losses)                                       (31)                    (9)
                                                                  ------------------     ------------------

      Change in unrealized gains (losses)                                     (2,757)                  (125)
                                                                  ------------------     ------------------

               Net gains (losses) on investments                              (2,788)                  (134)
                                                                  ------------------     ------------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $           (2,877)    $             (186)
                                                                  ==================     ==================


      (e) For the Period Beginning May 1, 2000 and Ended December 31, 2000


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------------



                                                                    Morgan Stanley Dean Witter Variable
                                                                              Investment Series
                                                                        (Class Y Shares) Sub-Accounts
                                                                  -----------------------------------------


                                                                                             European
                                                                      Equity (e)            Growth (e)
                                                                  -------------------   -------------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                   $              128    $                -
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                            (84)                  (15)
           Administrative expense                                                 (6)                   (1)
                                                                  ------------------    ------------------

               Net investment income (loss)                                       38                   (16)
                                                                 -------------------    ------------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                                   335                   111
           Cost of investments sold                                              363                   111
                                                                  ------------------    ------------------

               Net realized gains (losses)                                       (28)                    -
                                                                  ------------------    ------------------

      Change in unrealized gains (losses)                                     (2,621)                  260
                                                                  ------------------    ------------------

               Net gains (losses) on investments                              (2,649)                  260
                                                                  ------------------    ------------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $           (2,611)   $              244
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------



                                                                     Morgan Stanley Dean Witter Variable
                                                                             Investment Series
                                                                        (Class Y Shares) Sub-Accounts
                                                                  -------------------------------------------



                                                                    Strategist (e)          Utilities (e)
                                                                  --------------------    -------------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                                    $              217     $               52
      Charges from Allstate Life Insurance Company of New York:
           Mortality and expense risk                                             (60)                    (9)
           Administrative expense                                                  (4)                    (1)
                                                                   ------------------     ------------------

               Net investment income (loss)                                       153                     42
                                                                   ------------------     ------------------


      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                                    312                      9
           Cost of investments sold                                               325                      9
                                                                   ------------------     ------------------

               Net realized gains (losses)                                        (13)                     -
                                                                   ------------------     ------------------

      Change in unrealized gains (losses)                                      (1,038)                    43
                                                                   ------------------     ------------------

               Net gains (losses) on investments                               (1,051)                    43
                                                                   ------------------     ------------------


      CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                    $             (898)    $               85
                                                                   ==================     ==================


      (e) For the Period Beginning May 1, 2000 and Ended December 31, 2000


      See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------



                                                                    Morgan Stanley Dean Witter Variable
                                                                      Investment Series Sub-Accounts
                                                                  -----------------------------------------

                                                                                 Aggressive
                                                                                   Equity
                                                                  -----------------------------------------


                                                                         2000                1999 (b)
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $          (51,542)   $             (443)
      Net realized gains (losses)                                            (15,015)                3,667
      Change in unrealized gains (losses)                                   (402,654)               49,788
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                        (469,211)               53,012
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                             1,582,393               125,322
      Benefit payments                                                             -                     -
      Payments on termination                                               (138,523)                 (658)
      Contract maintenance charge                                             (2,099)                  (90)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                3,276,077               185,911
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                       4,717,848               310,485
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                    4,248,637               363,497

      NET ASSETS AT BEGINNING OF PERIOD                                      363,497                     -
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $        4,612,134    $          363,497
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------



                                                                            Morgan Stanley Dean Witter Variable Investment
                                                                                        Series Sub-Accounts
                                                                  ---------------------------------------------------------------

                                                                       Capital                          Capital
                                                                   Appreciation (c)                     Growth
                                                                  -------------------   -----------------------------------------


                                                                         1999                  2000                  1999
                                                                  -------------------   -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $            9,986    $        1,455,308    $          753,674
      Net realized gains (losses)                                                133               244,401               211,136
      Change in unrealized gains (losses)                                     54,862            (1,748,253)            1,040,498
                                                                  ------------------    ------------------    ------------------


      Change in net assets resulting from operations                          64,981               (48,544)            2,005,308
                                                                  ------------------    ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                                88,181               816,753               776,404
      Benefit payments                                                             -              (128,248)              (11,334)
      Payments on termination                                                (13,958)             (837,137)             (673,918)
      Contract maintenance charge                                                112                (3,939)               (3,296)
      Transfers among the sub-accounts
           and with the Fixed Account - net                               (1,060,028)            1,331,135               214,406
                                                                  ------------------    ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                        (985,693)            1,178,564               302,262
                                                                  ------------------    ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                     (920,712)            1,130,020             2,307,570

      NET ASSETS AT BEGINNING OF PERIOD                                      920,712             8,544,581             6,237,011
                                                                  ------------------    ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $                -    $        9,674,601    $        8,544,581
                                                                  ==================    ==================    ==================


      (b) For the Period Beginning May 3, 1999 and Ended December 31, 1999


      (c) As of the close of Business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account


      See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------


                                                                      Morgan Stanley Dean Witter Variable
                                                                         Investment Series Sub-Accounts
                                                                  -----------------------------------------

                                                                               Competitive Edge
                                                                                  "Best Ideas"
                                                                  -----------------------------------------


                                                                         2000                  1999
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $          (37,010)   $          (15,750)
      Net realized gains (losses)                                             44,275                14,186
      Change in unrealized gains (losses)                                   (740,865)              473,733
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                        (733,600)              472,169
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                               926,663               858,270
      Benefit payments                                                             -                (7,530)
      Payments on termination                                               (255,494)              (33,711)
      Contract maintenance charge                                             (1,679)               (1,123)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  819,799               195,413
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                       1,489,289             1,011,319
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                      755,689             1,483,488

      NET ASSETS AT BEGINNING OF PERIOD                                    2,675,173             1,191,685
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $        3,430,862    $        2,675,173
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------


                                                                      Morgan Stanley Dean Witter Variable
                                                                         Investment Series Sub-Accounts
                                                                  -----------------------------------------
                                                                                   Dividend
                                                                                    Growth
                                                                  -----------------------------------------


                                                                         2000                  1999
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $       15,036,529    $       13,968,112
      Net realized gains (losses)                                         (1,523,054)            3,865,662
      Change in unrealized gains (losses)                                (12,543,718)          (21,151,212)
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                         969,757            (3,317,438)
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                             2,493,856            11,033,239
      Benefit payments                                                      (606,803)           (1,554,068)
      Payments on termination                                             (8,827,127)          (11,829,421)
      Contract maintenance charge                                            (31,271)              (40,466)
      Transfers among the sub-accounts
           and with the Fixed Account - net                              (12,254,730)           (2,966,040)
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                     (19,226,075)           (5,356,756)
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                  (18,256,318)           (8,674,194)

      NET ASSETS AT BEGINNING OF PERIOD                                   83,429,638            92,103,832
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $       65,173,320    $       83,429,638
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------



                                                                      Morgan Stanley Dean Witter Variable
                                                                         Investment Series Sub-Accounts
                                                                  ------------------------------------------

                                                                                    Equity
                                                                  ------------------------------------------


                                                                         2000                1999 (c)
                                                                  -------------------   --------------------

      FROM OPERATIONS
      Net investment income (loss)                                $       10,985,360    $         5,823,010
      Net realized gains (losses)                                          2,808,843              2,130,200
      Change in unrealized gains (losses)                                (25,246,762)            18,619,031
                                                                  ------------------    -------------------


      Change in net assets resulting from operations                     (11,452,559)            26,572,241
                                                                  ------------------    -------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                             5,077,519              6,944,132
      Benefit payments                                                      (592,576)              (446,758)
      Payments on termination                                             (8,812,921)            (6,304,382)
      Contract maintenance charge                                            (29,411)               (27,851)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                7,817,857              7,199,478
                                                                  ------------------    -------------------

      Change in net assets resulting
           from capital transactions                                       3,460,468              7,364,619
                                                                  ------------------    -------------------

      INCREASE (DECREASE) IN NET ASSETS                                   (7,992,091)            33,936,860

      NET ASSETS AT BEGINNING OF PERIOD                                   76,441,438             42,504,578
                                                                  ------------------    -------------------

      NET ASSETS AT END OF PERIOD                                 $       68,449,347    $        76,441,438
                                                                  ==================    ===================


      (c) As of the close of Business on March 19, 1999, the Capital Appreciation Sub-Account merged with and into the Equity Sub-Account


      See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------


                                                                       Morgan Stanley Dean Witter Variable
                                                                         Investment Series Sub-Accounts
                                                                  -----------------------------------------

                                                                                 European
                                                                                  Growth
                                                                  -----------------------------------------


                                                                         2000                  1999
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $        4,026,640    $        2,176,202
      Net realized gains (losses)                                          1,192,423             1,358,639
      Change in unrealized gains (losses)                                 (7,108,416)            2,685,293
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                      (1,889,353)            6,220,134
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                             1,569,368             2,421,221
      Benefit payments                                                      (358,295)              (72,455)
      Payments on termination                                             (3,510,199)           (2,849,119)
      Contract maintenance charge                                            (12,356)              (12,306)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  613,968              (841,693)
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                      (1,697,514)           (1,354,352)
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                   (3,586,867)            4,865,782

      NET ASSETS AT BEGINNING OF PERIOD                                   28,986,039            24,120,257
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $       25,399,172    $       28,986,039
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------


                                                                    Morgan Stanley Dean Witter Variable
                                                                       Investment Series Sub-Accounts
                                                                  -----------------------------------------

                                                                               Global Dividend
                                                                                    Growth
                                                                  -----------------------------------------


                                                                         2000                  1999
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $        1,605,290    $        1,692,305
      Net realized gains (losses)                                            215,613               474,973
      Change in unrealized gains (losses)                                 (2,831,976)              492,347
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                      (1,011,073)            2,659,625
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                               761,066             1,692,769
      Benefit payments                                                       (78,402)             (241,107)
      Payments on termination                                             (2,532,499)           (1,995,406)
      Contract maintenance charge                                             (8,469)              (10,646)
      Transfers among the sub-accounts
           and with the Fixed Account - net                               (2,062,090)             (485,342)
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                      (3,920,394)           (1,039,732)
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                   (4,931,467)            1,619,893

      NET ASSETS AT BEGINNING OF PERIOD                                   22,791,240            21,171,347
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $       17,859,773    $       22,791,240
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------



                                                                     Morgan Stanley Dean Witter Variable
                                                                       Investment Series Sub-Accounts
                                                                  ------------------------------------------

                                                                                   High
                                                                                  Yield
                                                                  ------------------------------------------


                                                                         2000                  1999
                                                                  -------------------   --------------------

      FROM OPERATIONS
      Net investment income (loss)                                $        1,057,415    $         1,275,935
      Net realized gains (losses)                                         (1,650,607)              (927,635)
      Change in unrealized gains (losses)                                 (1,535,168)              (601,699)
                                                                  ------------------    -------------------


      Change in net assets resulting from operations                      (2,128,360)              (253,399)
                                                                  ------------------    -------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                               111,124                530,053
      Benefit payments                                                      (150,414)              (175,297)
      Payments on termination                                             (1,344,640)            (1,398,956)
      Contract maintenance charge                                             (2,385)                (3,878)
      Transfers among the sub-accounts
           and with the Fixed Account - net                               (1,211,145)              (887,870)
                                                                  ------------------    -------------------

      Change in net assets resulting
           from capital transactions                                      (2,597,460)            (1,935,948)
                                                                  ------------------    -------------------

      INCREASE (DECREASE) IN NET ASSETS                                   (4,725,820)            (2,189,347)

      NET ASSETS AT BEGINNING OF PERIOD                                    8,581,471             10,770,818
                                                                  ------------------    -------------------

      NET ASSETS AT END OF PERIOD                                 $        3,855,651    $         8,581,471
                                                                  ==================    ===================


      See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------



                                                                    Morgan Stanley Dean Witter Variable
                                                                       Investment Series Sub-Accounts
                                                                  -----------------------------------------

                                                                                     Income
                                                                                     Builder
                                                                  -----------------------------------------


                                                                         2000                  1999
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $           83,380    $          151,911
      Net realized gains (losses)                                            (48,579)                8,769
      Change in unrealized gains (losses)                                    (81,680)               (9,637)
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                         (46,879)              151,043
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                               264,260               512,859
      Benefit payments                                                       (71,831)               (7,224)
      Payments on termination                                               (264,740)             (359,350)
      Contract maintenance charge                                               (816)               (1,023)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                 (606,003)             (506,299)
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                        (679,130)             (361,037)
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                     (726,009)             (209,994)

      NET ASSETS AT BEGINNING OF PERIOD                                    2,738,125             2,948,119
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $        2,012,116    $        2,738,125
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------


                                                                                  Morgan Stanley Dean Witter Variable
                                                                                    Investment Series Sub-Accounts
                                                                 ---------------------------------------------------------------

                                                                                                         Money
                                                                    Information                         Market
                                                                 -------------------   -----------------------------------------


                                                                      2000 (d)                2000                  1999
                                                                 -------------------   -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                               $              (68)   $          623,256    $          626,174
      Net realized gains (losses)                                                 -                     -                     -
      Change in unrealized gains (losses)                                    (1,004)                    -                     -
                                                                 ------------------    ------------------    ------------------


      Change in net assets resulting from operations                         (1,072)              623,256               626,174
                                                                 ------------------    ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                              152,782             2,202,916             3,240,184
      Benefit payments                                                            -              (486,171)             (525,154)
      Payments on termination                                                     -            (5,088,258)           (5,495,130)
      Contract maintenance charge                                               (39)               (5,282)               (5,836)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  15,085              (605,262)           (1,015,183)
                                                                 ------------------    ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                        167,828            (3,982,057)           (3,801,119)
                                                                 -------------------   ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                     166,756            (3,358,801)           (3,174,945)

      NET ASSETS AT BEGINNING OF PERIOD                                           -            16,606,252            19,781,197
                                                                 ------------------    ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                $          166,756    $       13,247,451    $       16,606,252
                                                                 ==================    ==================    ==================


      (d) For the Period Beginning November 6, 2000 and Ended December 31, 2000


      See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------


                                                                      Morgan Stanley Dean Witter Variable
                                                                         Investment Series Sub-Accounts
                                                                  -----------------------------------------

                                                                                    Pacific
                                                                                     Growth
                                                                  -----------------------------------------

                                                                         2000                  1999
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $           11,076    $          (20,815)
      Net realized gains (losses)                                           (307,952)             (307,919)
      Change in unrealized gains (losses)                                 (1,612,153)            2,467,586
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                      (1,909,029)            2,138,852
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                               370,587               420,632
      Benefit payments                                                       (33,003)               (4,821)
      Payments on termination                                               (747,286)             (644,534)
      Contract maintenance charge                                             (1,794)               (2,394)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  (82,941)              543,565
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                        (494,437)              312,448
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                   (2,403,466)            2,451,300

      NET ASSETS AT BEGINNING OF PERIOD                                    5,768,803             3,317,503
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $        3,365,337    $        5,768,803
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------


                                                                      Morgan Stanley Dean Witter Variable
                                                                         Investment Series Sub-Accounts
                                                                  -----------------------------------------

                                                                                 Quality Income
                                                                                      Plus
                                                                  -----------------------------------------

                                                                         2000                  1999
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $        1,360,050    $        1,479,822
      Net realized gains (losses)                                           (519,334)             (214,821)
      Change in unrealized gains (losses)                                  1,375,087            (2,958,454)
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                       2,215,803            (1,693,453)
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                             1,420,654             3,796,282
      Benefit payments                                                    (1,107,467)             (623,625)
      Payments on termination                                             (3,766,280)           (5,254,405)
      Contract maintenance charge                                            (11,012)              (11,619)
      Transfers among the sub-accounts
           and with the Fixed Account - net                               (1,945,883)             (561,379)
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                      (5,409,988)           (2,654,746)
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                   (3,194,185)           (4,348,199)

      NET ASSETS AT BEGINNING OF PERIOD                                   26,937,419            31,285,618
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $       23,743,234    $       26,937,419
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------



                                                                      Morgan Stanley Dean Witter Variable
                                                                         Investment Series Sub-Accounts
                                                                  ------------------------------------------

                                                                                    S&P 500
                                                                                     Index
                                                                  ------------------------------------------

                                                                         2000                  1999
                                                                  -------------------   --------------------

      FROM OPERATIONS
      Net investment income (loss)                                $          (37,743)   $           (45,124)
      Net realized gains (losses)                                            124,092                 74,657
      Change in unrealized gains (losses)                                 (1,119,537)               906,417
                                                                  ------------------    -------------------


      Change in net assets resulting from operations                      (1,033,188)               935,950
                                                                  ------------------    -------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                             1,809,194              3,871,353
      Benefit payments                                                       (43,853)               (12,852)
      Payments on termination                                               (359,256)              (370,380)
      Contract maintenance charge                                             (4,328)                (2,623)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  843,329              1,373,381
                                                                  ------------------    -------------------

      Change in net assets resulting
           from capital transactions                                       2,245,086              4,858,879
                                                                  ------------------    -------------------

      INCREASE (DECREASE) IN NET ASSETS                                    1,211,898              5,794,829

      NET ASSETS AT BEGINNING OF PERIOD                                    8,042,369              2,247,540
                                                                  ------------------    -------------------

      NET ASSETS AT END OF PERIOD                                 $        9,254,267    $         8,042,369
                                                                  ==================    ===================



      See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------



                                                                     Morgan Stanley Dean Witter Variable
                                                                       Investment Series Sub-Accounts
                                                                  -----------------------------------------

                                                                                Short-term
                                                                                   Bond
                                                                  -----------------------------------------


                                                                         2000                1999 (b)
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $            1,397    $               37
      Net realized gains (losses)                                                 (9)                    -
      Change in unrealized gains (losses)                                        400                   (26)
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                           1,788                    11
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                                 7,095                 3,000
      Benefit payments                                                             -                     -
      Payments on termination                                                    (99)                    -
      Contract maintenance charge                                                (17)                   (1)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                   52,353                   419
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                          59,332                 3,418
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                       61,120                 3,429

      NET ASSETS AT BEGINNING OF PERIOD                                        3,429                     -
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $           64,549    $            3,429
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------





                                                                  -----------------------------------------


                                                                                 Strategist
                                                                  -----------------------------------------


                                                                         2000                  1999
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $        4,836,019    $          330,261
      Net realized gains (losses)                                          1,836,111             2,504,005
      Change in unrealized gains (losses)                                 (6,552,871)            2,696,067
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                         119,259             5,530,333
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                             2,204,043             3,356,929
      Benefit payments                                                      (418,938)             (364,335)
      Payments on termination                                             (5,901,362)           (7,916,627)
      Contract maintenance charge                                            (17,575)              (18,552)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  405,001              (835,369)
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                      (3,728,831)           (5,777,954)
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                   (3,609,572)             (247,621)

      NET ASSETS AT BEGINNING OF PERIOD                                   38,427,597            38,675,218
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $       34,818,025    $       38,427,597
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------



                                                                     Morgan Stanley Dean Witter Variable
                                                                       Investment Series Sub-Accounts
                                                                  -----------------------------------------


                                                                                 Utilities
                                                                 ------------------------------------------


                                                                        2000                  1999
                                                                 -------------------   --------------------

      FROM OPERATIONS
      Net investment income (loss)                               $        1,907,479    $           894,433
      Net realized gains (losses)                                         1,600,395              2,412,290
      Change in unrealized gains (losses)                                (3,023,937)              (318,947)
                                                                 ------------------    -------------------


      Change in net assets resulting from operations                        483,937              2,987,776
                                                                 ------------------    -------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                            1,270,605              3,618,802
      Benefit payments                                                     (265,506)              (572,398)
      Payments on termination                                            (4,068,822)            (5,315,508)
      Contract maintenance charge                                           (12,339)               (11,860)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                 583,882               (342,947)
                                                                 ------------------    -------------------

      Change in net assets resulting
           from capital transactions                                     (2,492,180)            (2,623,911)
                                                                 ------------------    -------------------

      INCREASE (DECREASE) IN NET ASSETS                                  (2,008,243)               363,865

      NET ASSETS AT BEGINNING OF PERIOD                                  29,211,418             28,847,553
                                                                 ------------------    -------------------

      NET ASSETS AT END OF PERIOD                                $       27,203,175    $        29,211,418
                                                                 ==================    ===================


      (b) For the Period Beginning May 3, 1999 and Ended December 31, 1999


      See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------



                                                                    The Universal Institutional Funds, Inc.
                                                                               Sub-Accounts (a)
                                                                  -----------------------------------------

                                                                               Emerging Markets
                                                                                    Equity
                                                                  -----------------------------------------


                                                                         2000                  1999
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $          105,657    $           (4,120)
      Net realized gains (losses)                                             46,460                 1,563
      Change in unrealized gains (losses)                                   (675,310)              301,227
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                        (523,193)              298,670
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                               334,319               164,333
      Benefit payments                                                             -                     -
      Payments on termination                                               (156,902)                 (111)
      Contract maintenance charge                                               (326)                 (359)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                   25,365               501,716
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                         202,456               665,579
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                     (320,737)              964,249

      NET ASSETS AT BEGINNING OF PERIOD                                    1,028,215                63,966
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $          707,478    $        1,028,215
                                                                  ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------



                                                                     The Universal Institutional Funds, Inc.
                                                                               Sub-Accounts (a)
                                                                  ------------------------------------------

                                                                                     Equity
                                                                                     Growth
                                                                   -----------------------------------------


                                                                          2000                  1999
                                                                   -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                 $          157,330    $           46,491
      Net realized gains (losses)                                              99,487                 9,790
      Change in unrealized gains (losses)                                    (787,724)              286,848
                                                                   ------------------    ------------------


      Change in net assets resulting from operations                         (530,907)              343,129
                                                                   ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                              1,069,952               772,005
      Benefit payments                                                         (9,463)                    -
      Payments on termination                                                (141,443)               (5,642)
      Contract maintenance charge                                              (1,292)                 (581)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                   871,239               434,879
                                                                   ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                        1,788,993             1,200,661
                                                                   ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                     1,258,086             1,543,790

      NET ASSETS AT BEGINNING OF PERIOD                                     1,865,290               321,500
                                                                   ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                  $        3,123,376    $        1,865,290
                                                                   ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------





                                                                  ------------------------------------------

                                                                                International
                                                                                    Magnum
                                                                  ------------------------------------------


                                                                         2000                  1999
                                                                  -------------------   --------------------

      FROM OPERATIONS
      Net investment income (loss)                                $           19,600    $             1,479
      Net realized gains (losses)                                              7,606                  1,065
      Change in unrealized gains (losses)                                   (158,169)                95,322
                                                                  ------------------    -------------------


      Change in net assets resulting from operations                        (130,963)                97,866
                                                                  ------------------    -------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                               204,760                178,749
      Benefit payments                                                             -                      -
      Payments on termination                                                (38,463)                     -
      Contract maintenance charge                                               (386)                  (222)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  234,224                364,214
                                                                  ------------------    -------------------

      Change in net assets resulting
           from capital transactions                                         400,135                542,741
                                                                  ------------------    -------------------

      INCREASE (DECREASE) IN NET ASSETS                                      269,172                640,607

      NET ASSETS AT BEGINNING OF PERIOD                                      754,702                114,095
                                                                  ------------------    -------------------

      NET ASSETS AT END OF PERIOD                                 $        1,023,874    $           754,702
                                                                  ==================    ===================


      (a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


      See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------


                                                                                    The Universal Institutional
                                                                                    Funds, Inc. Sub-Accounts (a)
                                                                  ---------------------------------------------------------------

                                                                       Mid Cap
                                                                        Value                        U.S. Real Estate
                                                                  -------------------   -----------------------------------------


                                                                       2000 (e)                2000                  1999
                                                                  -------------------   -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $           24,048    $            4,605    $            8,626
      Net realized gains (losses)                                                 24                 1,906                  (295)
      Change in unrealized gains (losses)                                    (22,075)               58,875               (20,123)
                                                                  ------------------    ------------------    ------------------


      Change in net assets resulting from operations                           1,997                65,386               (11,792)
                                                                  ------------------    ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                                14,122                60,262                70,130
      Benefit payments                                                             -                     -                     -
      Payments on termination                                                      -               (14,613)                    -
      Contract maintenance charge                                                (60)                 (195)                 (107)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  201,323                53,947               103,656
                                                                  ------------------    ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                         215,385                99,401               173,679
                                                                  ------------------    ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                      217,382               164,787               161,887

      NET ASSETS AT BEGINNING OF PERIOD                                            -               214,321                52,434
                                                                  ------------------    ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $          217,382    $          379,108    $          214,321
                                                                  ==================    ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------


                                                                         Van Kampen Life Investment
                                                                             Trust Sub-Account
                                                                  -----------------------------------------


                                                                            LIT Emerging Growth
                                                                  -----------------------------------------


                                                                         2000                  1999
                                                                  -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $          (80,374)   $          (16,135)
      Net realized gains (losses)                                            245,007                26,746
      Change in unrealized gains (losses)                                 (1,702,494)            1,219,896
                                                                  ------------------    ------------------


      Change in net assets resulting from operations                      (1,537,861)            1,230,507
                                                                  ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                             2,032,786               775,992
      Benefit payments                                                       (37,095)                    -
      Payments on termination                                               (399,520)              (30,887)
      Contract maintenance charge                                             (3,194)               (1,043)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                3,294,928             1,295,636
                                                                  ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                       4,887,905             2,039,698
                                                                  ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                    3,350,044             3,270,205

      NET ASSETS AT BEGINNING OF PERIOD                                    3,497,179               226,974
                                                                  ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $        6,847,223    $        3,497,179
                                                                  ==================    ==================


      (a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.


      (e) For the Period Beginning May 1, 2000 and Ended December 31, 2000


      See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------



                                                                                    AIM Variable Insurance Funds
                                                                  ---------------------------------------------------------------
                                                                       AIM V.I.
                                                                       Capital
                                                                     Appreciation         AIM V.I. Growth        AIM V.I. Value
                                                                  -------------------   -------------------   -------------------


                                                                       2000 (e)              2000 (e)              2000 (e)
                                                                  -------------------   -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $           13,742    $           13,982    $           28,006
      Net realized gains (losses)                                               (840)                 (408)                 (287)
      Change in unrealized gains (losses)                                   (183,302)             (166,372)             (124,429)
                                                                  ------------------    ------------------    ------------------


      Change in net assets resulting from operations                        (170,400)             (152,798)              (96,710)
                                                                  ------------------    ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                               479,531               482,378               349,826
      Benefit payments                                                             -                     -                     -
      Payments on termination                                                (14,887)                 (400)                  (65)
      Contract maintenance charge                                               (163)                 (117)                 (203)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  343,704               154,099               471,602
                                                                  ------------------    ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                         808,185               635,960               821,160
                                                                  ------------------    ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                      637,785               483,162               724,450

      NET ASSETS AT BEGINNING OF PERIOD                                            -                     -                     -
                                                                  ------------------    ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $          637,785    $          483,162    $          724,450
                                                                  ==================    ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                                                              Alliance Variable Product Series Fund
                                                                  ----------------------------------------------------------------

                                                                                         Alliance Growth           Alliance
                                                                   Alliance Growth           & Income           Premier Growth
                                                                  -------------------   -------------------   --------------------


                                                                       2000 (e)              2000 (e)              2000 (e)
                                                                  -------------------   -------------------   --------------------

      FROM OPERATIONS
      Net investment income (loss)                                $             (607)   $           (1,360)   $            (2,683)
      Net realized gains (losses)                                             (5,854)                   25                   (327)
      Change in unrealized gains (losses)                                    (37,826)               21,033               (149,059)
                                                                  ------------------    ------------------    -------------------


      Change in net assets resulting from operations                         (44,287)               19,698               (152,069)
                                                                  ------------------    ------------------    -------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                               145,264               186,774                401,419
      Benefit payments                                                             -                     -                      -
      Payments on termination                                                 (2,599)                    -                   (619)
      Contract maintenance charge                                               (112)                 (126)                  (238)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  203,470               283,119                454,060
                                                                  ------------------    ------------------    -------------------

      Change in net assets resulting
           from capital transactions                                         346,023               469,767                854,622
                                                                  ------------------    ------------------    -------------------

      INCREASE (DECREASE) IN NET ASSETS                                      301,736               489,465                702,553

      NET ASSETS AT BEGINNING OF PERIOD                                            -                     -                      -
                                                                  ------------------    ------------------    -------------------

      NET ASSETS AT END OF PERIOD                                 $          301,736    $          489,465    $           702,553
                                                                  ==================    ==================    ===================


      (e) For the Period Beginning May 1, 2000 and Ended December 31, 2000


      See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------



                                                                     Putnam Variable Trust Sub-Accounts
                                                                  ---------------------------------------------------------------

                                                                        Growth            International
                                                                       & Income               Growth               Voyager
                                                                  -------------------   -------------------   -------------------


                                                                       2000 (e)              2000 (e)              2000 (e)
                                                                  -------------------   -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                $           (1,356)   $           (2,450)   $           (5,267)
      Net realized gains (losses)                                                 33                    75                  (442)
      Change in unrealized gains (losses)                                     17,664               (22,445)             (193,651)
                                                                  ------------------    ------------------    ------------------


      Change in net assets resulting from operations                          16,341               (24,820)             (199,360)
                                                                  ------------------    ------------------    ------------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                                72,570                70,222               616,011
      Benefit payments                                                             -                     -                     -
      Payments on termination                                                    (83)               (1,104)                 (398)
      Contract maintenance charge                                               (136)                 (205)                 (322)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                  228,019               507,842               556,995
                                                                  ------------------    ------------------    ------------------

      Change in net assets resulting
           from capital transactions                                         300,370               576,755             1,172,286
                                                                  ------------------    ------------------    ------------------

      INCREASE (DECREASE) IN NET ASSETS                                      316,711               551,935               972,926

      NET ASSETS AT BEGINNING OF PERIOD                                            -                     -                     -
                                                                  ------------------    ------------------    ------------------

      NET ASSETS AT END OF PERIOD                                 $          316,711    $          551,935    $          972,926
                                                                  ==================    ==================    ==================


ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------


                                                                             Morgan Stanley Dean Witter Variable Investment
                                                                                  Series (Class Y Shares) Sub-Accounts
                                                                    ----------------------------------------------------------------

                                                                     Aggressive              Capital
                                                                       Equity                 Growth                Equity
                                                                    ------------------    -------------------   --------------------


                                                                        2000 (e)               2000 (e)              2000 (e)
                                                                    ------------------    -------------------   --------------------

       FROM OPERATIONS
       Net investment income (loss)                                 $             (89)    $              (52)   $                38
       Net realized gains (losses)                                                (31)                    (9)                   (28)
       Change in unrealized gains (losses)                                     (2,757)                  (125)                (2,621)
                                                                    -----------------     ------------------    -------------------


       Change in net assets resulting from operations                          (2,877)                  (186)                (2,611)
                                                                    -----------------     ------------------    -------------------

       FROM CAPITAL TRANSACTIONS
       Deposits                                                                44,379                 25,309                 44,204
       Benefit payments                                                             -                      -                      -
       Payments on termination                                                   (249)                  (154)                  (249)
       Contract maintenance charge                                                (10)                    (6)                   (10)
       Transfers among the sub-accounts
            and with the Fixed Account - net                                     (154)                     -                   (148)
                                                                    -----------------     ------------------    -------------------

       Change in net assets resulting
            from capital transactions                                          43,966                 25,149                 43,797
                                                                    -----------------     ------------------    -------------------

       INCREASE (DECREASE) IN NET ASSETS                                       41,089                 24,963                 41,186

       NET ASSETS AT BEGINNING OF PERIOD                                            -                      -                      -
                                                                    -----------------     ------------------    -------------------

       NET ASSETS AT END OF PERIOD                                  $          41,089     $           24,963    $            41,186
                                                                    =================     ==================    ===================


       (e) For the Period Beginning May 1, 2000 and Ended December 31, 2000


        See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------


                                                                       Morgan Stanley Dean Witter Variable Investment
                                                                           Series (Class Y Shares) Sub-Accounts
                                                                  ---------------------------------------------------------------

                                                                       European
                                                                        Growth              Strategist            Utilities
                                                                  -------------------   -------------------   -------------------


                                                                       2000 (e)              2000 (e)              2000 (e)
                                                                  -------------------   -------------------   -------------------

      FROM OPERATIONS
      Net investment income (loss)                                 $             (16)    $             153     $              42
      Net realized gains (losses)                                                  -                   (13)                    -
      Change in unrealized gains (losses)                                        260                (1,038)                   43
                                                                   -----------------     -----------------     -----------------


      Change in net assets resulting from operations                             244                  (898)                   85
                                                                   -----------------     -----------------     -----------------

      FROM CAPITAL TRANSACTIONS
      Deposits                                                                 7,610                31,377                10,044
      Benefit payments                                                             -                     -                     -
      Payments on termination                                                    (95)                 (249)                    -
      Contract maintenance charge                                                 (2)                   (7)                   (2)
      Transfers among the sub-accounts
           and with the Fixed Account - net                                        -                     -                     -
                                                                   -----------------     -----------------     -----------------

      Change in net assets resulting
           from capital transactions                                           7,513                31,121                10,042
                                                                   -----------------     -----------------     -----------------

      INCREASE (DECREASE) IN NET ASSETS                                        7,757                30,223                10,127

      NET ASSETS AT BEGINNING OF PERIOD                                            -                     -                     -
                                                                   -----------------     -----------------     -----------------

      NET ASSETS AT END OF PERIOD                                  $           7,757     $          30,223     $          10,127
                                                                   =================     =================     =================


      (e) For the Period Beginning May 1, 2000 and Ended December 31, 2000


      See notes to financial statements

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate New York issues two variable annuity contracts, the Allstate Variable Annuity II and the Allstate Variable Annuity 3 AssetManager (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
            Aggressive Equity                       Information
            Capital Growth                          Money Market
            Competitive Edge "Best Ideas"           Pacific Growth
            Dividend Growth                         Quality Income Plus
            Equity                                  S&P 500 Index
            European Growth                         Short-term Bond
            Global Dividend Growth                  Strategist
            High Yield                              Utilities
            Income Builder
       THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (PREVIOUSLY KNOWN AS MORGAN STANLEY
            DEAN WITTER UNIVERSAL FUNDS, INC.)
            Emerging Markets Equity                 Mid Cap Value
            Equity Growth                           U.S. Real Estate
            International Magnum
       VAN KAMPEN LIFE INVESTMENT TRUST
            LIT Emerging Growth
       AIM VARIABLE INSURANCE FUNDS
            AIM V.I. Capital Appreciation           AIM V.I. Value
            AIM V.I. Growth
       ALLIANCE VARIABLE PRODUCT SERIES FUND
            Alliance Growth                         Alliance Premier Growth
            Alliance Growth & Income
       PUTNAM VARIABLE TRUST
            Growth & Income                         Voyager
            International Growth
       MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
            Aggressive Equity                       European Growth
            Capital Growth                          Strategist
            Equity                                  Utilities

--------------------------------------------------------------------------------


1.   ORGANIZATION (CONTINUED)

     Allstate New York provides insurance and administrative services to the contractholder for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the average daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Allstate New York guarantees that the rate of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account.

--------------------------------------------------------------------------------


3.     EXPENSES (CONTINUED)

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $30 on each Allstate Variable Annuity II contract and $35 on each Variable Annuity 3 AssetManager contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

--------------------------------------------------------------------------------

4.  UNITS ISSUED AND REDEEMED

     (Units in whole amounts)
                                                             Allstate Life of New York Variable Annuity Account II
                                                             -----------------------------------------------------

                                                                                       Unit activity during 2000:
                                                                                      ----------------------------

                                                                  Units Outstanding       Units         Units
                                                                  December 31, 1999      Issued        Redeemed
                                                                  -----------------     -------      ----------
Investments in the Morgan Stanley Dean Witter Variable
     Investment Series Sub-Accounts:
         Aggressive Equity                                              17,106          240,655        (53,175)
         Capital Growth                                                225,978           31,801        (33,011)
         Competitive Edge "Best Ideas"                                  85,092           46,736        (26,086)
         Dividend Growth                                             1,920,886           55,469       (594,711)
         Equity                                                        791,469          122,534       (162,062)
         European Growth                                               566,987           57,354       (136,219)
         Global Dividend Growth                                      1,064,693           18,720       (261,014)
         High Yield                                                    317,787           12,033       (120,579)
         Income Builder                                                141,182            4,293        (59,638)
         Information                                                         -              507              -
         Money Market                                                1,074,402          854,718     (1,200,375)
         Pacific Growth                                                576,800           67,063       (181,788)
         Quality Income Plus                                         1,203,789           45,470       (383,378)
         S&P 500 Index                                                 205,858          129,800        (73,491)
         Short-term Bond                                                   299            7,758         (2,440)
         Strategist                                                  1,058,520           54,075       (247,782)
         Utilities                                                     701,595           32,981       (138,369)

Investments in The Universal Institutional Fund, Inc. (a)
     Sub-Accounts:
         Emerging Markets Equity                                        46,056           22,818        (40,279)
         Equity Growth                                                  71,875           83,556        (45,169)
         International Magnum                                           33,438           24,638        (14,418)
         Mid Cap Value                                                       -           17,676         (1,887)
         U.S. Real Estate                                               13,511           11,381         (8,335)

Investments in the Van Kampen Life Investment Trust
     Sub-Account:
         LIT Emerging Growth                                            75,777          152,384        (68,426)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Capital Appreciation                                       -           20,522         (1,129)
         AIM V.I. Growth                                                     -           10,817            (51)
         AIM V.I. Value                                                      -           31,048         (3,779)

Investments in the Alliance Variable Product Series Fund
     Sub-Accounts:
         Alliance Growth                                                     -           42,718        (15,614)
         Alliance Growth & Income                                            -           24,031             (7)
         Alliance Premier Growth                                             -           44,446            (62)

Investment in the Putnam Variable Trust Sub-Accounts:
         Growth & Income                                                     -            7,838            (11)
         International Growth                                                -           53,052         (3,498)
         Voyager                                                             -           45,560         (1,990)

     (Units in whole amounts)
                                                             Allstate Life of New York Variable Annuity Account II
                                                             -----------------------------------------------------

                                                                                             Accumulated
                                                                   Units Outstanding         Unit Value
                                                                   December 31, 2000      December 31, 2000
                                                                   -----------------      -----------------
Investments in the Morgan Stanley Dean Witter Variable
     Investment Series Sub-Accounts:                                   204,586             $   14.04
         Aggressive Equity                                             224,768                 31.30
         Capital Growth                                                105,742                  9.93
         Competitive Edge "Best Ideas"                               1,381,644                 36.76
         Dividend Growth                                               751,941                 67.70
         Equity                                                        488,122                 40.73
         European Growth                                               822,399                 18.49
         Global Dividend Growth                                        209,241                 16.06
         High Yield                                                     85,837                 12.85
         Income Builder                                                    507                  9.29
         Information                                                   728,745                 14.08
         Money Market                                                  462,075                  5.76
         Pacific Growth                                                865,881                 19.95
         Quality Income Plus                                           262,167                 11.80
         S&P 500 Index                                                   5,617                 10.51
         Short-term Bond                                               864,813                 31.23
         Strategist                                                    596,207                 33.42
         Utilities

Investments in The Universal Institutional Fund, Inc. (a)
     Sub-Accounts:                                                      28,595                  8.22
         Emerging Markets Equity                                       110,262                 12.11
         Equity Growth                                                  43,658                 10.45
         International Magnum                                           15,789                 10.24
         Mid Cap Value                                                  16,557                 11.23
         U.S. Real Estate

Investments in the Van Kampen Life Investment Trust
     Sub-Account:                                                      159,735                 21.45
         LIT Emerging Growth

Investments in the AIM Variable Insurance Funds Sub-Accounts:           19,393                  8.32
         AIM V.I. Capital Appreciation                                  10,766                  7.34
         AIM V.I. Growth                                                27,269                  8.00
         AIM V.I. Value

Investments in the Alliance Variable Product Series Fund
     Sub-Accounts:                                                      27,104                  8.14
         Alliance Growth                                                24,024                 10.76
         Alliance Growth & Income                                       44,384                  7.86
         Alliance Premier Growth

Investment in the Putnam Variable Trust Sub-Accounts:                    7,827                 10.80
         Growth & Income                                                49,554                  9.08
         International Growth                                           43,570                  8.13
         Voyager

Units relating to accrued contract maintenance charges are included in units redeemed.

(a)  Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

--------------------------------------------------------------------------------

4.  UNITS ISSUED AND REDEEMED (CONTINUED)

     (Units in whole amounts)

                                                     Allstate Life of New York Variable Annuity Account II with Death Benefit Rider
                                                      ------------------------------------------------------------------------------

                                                                                           Unit activity during 2000:
                                                                                          ----------------------------

                                                                        Units Outstanding     Units       Units
                                                                        December 31, 1999    Issued     Redeemed
                                                                        ------------------    ------     --------
Investments in the Morgan Stanley Dean Witter Variable
     Investment Series Sub-Accounts:
         Aggressive Equity                                                      8,008        130,205     (13,923)
         Capital Growth                                                        47,093         44,697      (6,865)
         Competitive Edge "Best Ideas"                                        134,866        126,741     (20,898)
         Dividend Growth                                                      439,295         96,048    (141,504)
         Equity                                                               185,987        102,764     (27,845)
         European Growth                                                      101,129         44,950      (9,736)
         Global Dividend Growth                                               121,818         50,714     (28,021)
         High Yield                                                            39,845          8,763     (17,492)
         Income Builder                                                        69,749         19,513     (18,098)
         Information                                                              -           17,447          (4)
         Money Market                                                         160,137        352,223    (299,036)
         Pacific Growth                                                        80,854        185,366    (143,466)
         Quality Income Plus                                                  277,759        110,268     (61,508)
         S&P 500 Index                                                        404,340        196,105     (76,599)
         Short-term Bond                                                           42            567         (84)
         Strategist                                                           176,598         92,192     (16,895)
         Utilities                                                            188,083         67,460     (36,219)

Investments in The Universal Institutional Fund, Inc. (a)
     Sub-Accounts:
         Emerging Markets Equity                                               29,379         37,610      (9,347)
         Equity Growth                                                         62,444        107,445     (21,594)
         International Magnum                                                  29,041         28,000      (2,502)
         Mid Cap Value                                                            -            5,619        (180)
         U.S. Real Estate                                                      10,842          7,730      (1,327)

Investments in the Van Kampen Life Investment Trust
     Sub-Account:
         LIT Emerging Growth                                                   68,940        107,258     (16,063)

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Capital Appreciation                                            -           57,663        (391)
         AIM V.I. Growth                                                          -           55,093         (13)
         AIM V.I. Value                                                           -           63,356         (24)

Investments in the Alliance Variable Product Series Fund
     Sub-Accounts:
         Alliance Growth                                                          -            9,956          (4)
         Alliance Growth & Income                                                 -           23,175      (1,708)
         Alliance Premier Growth                                                  -           45,066         (39)

Investment in the Putnam Variable Trust Sub-Accounts:
         Growth & Income                                                          -           21,526         (10)
         International Growth                                                     -           11,235         (17)
         Voyager                                                                  -           76,299         (63)


                                                      Allstate Life of New York Variable Annuity Account II with Death Benefit Rider
                                                      ------------------------------------------------------------------------------


                                                                                                   Accumulated
                                                                             Units Outstanding      Unit Value
                                                                             December 31, 2000   December 31, 2000
                                                                             -----------------   -----------------
Investments in the Morgan Stanley Dean Witter Variable
     Investment Series Sub-Accounts:
         Aggressive Equity                                                        124,290         $      14.01
         Capital Growth                                                            84,925                31.09
         Competitive Edge "Best Ideas"                                            240,709                 9.89
         Dividend Growth                                                          393,839                36.52
         Equity                                                                   260,906                67.25
         European Growth                                                          136,343                40.46
         Global Dividend Growth                                                   144,511                18.37
         High Yield                                                                31,116                15.95
         Income Builder                                                            71,164                12.78
         Information                                                               17,443                 9.29
         Money Market                                                             213,324                13.99
         Pacific Growth                                                           122,754                 5.72
         Quality Income Plus                                                      326,519                19.82
         S&P 500 Index                                                            523,846                11.76
         Short-term Bond                                                              525                10.49
         Strategist                                                               251,895                31.02
         Utilities                                                                219,324                33.19

Investments in The Universal Institutional Fund, Inc. (a)
     Sub-Accounts:
         Emerging Markets Equity                                                   57,642                 8.19
         Equity Growth                                                            148,295                12.06
         International Magnum                                                      54,539                10.41
         Mid Cap Value                                                              5,439                10.23
         U.S. Real Estate                                                          17,245                11.20

Investments in the Van Kampen Life Investment Trust
     Sub-Account:
         LIT Emerging Growth                                                      160,135                21.37

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Capital Appreciation                                             57,272                 8.32
         AIM V.I. Growth                                                           55,080                 7.34
         AIM V.I. Value                                                            63,332                 7.99

Investments in the Alliance Variable Product Series Fund
     Sub-Accounts:
         Alliance Growth                                                            9,952                 8.14
         Alliance Growth & Income                                                  21,467                10.75
         Alliance Premier Growth                                                   45,027                 7.85

Investment in the Putnam Variable Trust Sub-Accounts:
         Growth & Income                                                           21,516                10.79
         International Growth                                                      11,218                 9.08
         Voyager                                                                   76,236                 8.12

Units relating to accrued contract maintenance charges are included in units redeemed.

(a) Previously known as Morgan Stanley Dean Witter Universal Funds, Inc.

--------------------------------------------------------------------------------

4.  UNITS ISSUED AND REDEEMED (CONTINUED)

     (Units in whole amounts)

                                                      Allstate Variable Annuity 3 AssetManager with Performance Death Benefit Option
                                                      ------------------------------------------------------------------------------

                                                                              Unit activity
                                                                               during 2000:
                                                                             ---------------

                                                                                                                     Accumulated
                                                         Units Outstanding   Units     Units   Units Outstanding      Unit Value
                                                         December 31, 1999  Issued   Redeemed  December 31, 2000   December 31, 2000
                                                         -----------------  ------   --------  -----------------   -----------------
Investments in the Morgan Stanley Dean Witter Variable Investment Series (Class
     Y Shares) Sub-Accounts:

         Aggressive Equity                                               -   4,533      (29)         4,504           $    9.12
         Capital Growth                                                  -   2,601      (17)         2,584                9.66
         Equity                                                          -   4,565      (29)         4,536                9.08
         European Growth                                                 -     744      (10)           734               10.56
         Strategist                                                      -   3,121      (27)         3,094                9.77
         Utilities                                                       -   1,051        -          1,051                9.64

     Units relating to accrued contract maintenance charges are included in units redeemed.




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